UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Class A	.99%
Actual		$ 1,000.00	$ 1,044.90	$ 5.03
Hypothetical A		$ 1,000.00	$ 1,019.94	$ 4.97
Class T	.99%
Actual		$ 1,000.00	$ 1,044.90	$ 5.03
Hypothetical A		$ 1,000.00	$ 1,019.94	$ 4.97
Class B	1.70%
Actual		$ 1,000.00	$ 1,041.10	$ 8.63
Hypothetical A		$ 1,000.00	$ 1,016.41	$ 8.52
Class C	1.75%
Actual		$ 1,000.00	$ 1,040.20	$ 8.88
Hypothetical A		$ 1,000.00	$ 1,016.16	$ 8.77
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,046.40	$ 3.87
Hypothetical A		$ 1,000.00	$ 1,021.08	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.8	19.2
Fannie Mae	3.0	1.8
German Federal Republic	2.7	2.3
Freddie Mac	2.4	1.4
Italian Republic	2.2	1.5
	30.1
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	8.4	5.8
Energy	5.4	6.2
Consumer Discretionary	5.4	4.9
Industrials	4.7	4.4
Materials	3.9	3.5
Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
U.S. Government and U.S. Government Agency Obligations † 30.7%	U.S. Government and U.S. Government Agency Obligations † 28.4%
AAA,AA,A 13.7%	AAA,AA,A 14.5%
BBB 6.0%	BBB 4.3%
BB 15.3%	BB 14.1%
B 20.1%	B 23.1%
CCC,CC,C 5.8%	CCC,CC,C 4.9%
Not Rated 2.0%	Not Rated 2.4%
Equities 0.8%	Equities 0.7%
Short-Term Investments and Net Other Assets 5.6%	Short-Term Investments and Net Other Assets 7.6%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Preferred Securities 0.2%		Preferred Securities 0.3%
	Corporate Bonds 35.9%		Corporate Bonds 34.7%
	U.S. Government and U.S. Government Agency Obligations † 30.7%		U.S. Government and U.S. Government Agency Obligations † 28.4%
	Foreign Government & Government Agency Obligations 21.8%		Foreign Government & Government Agency Obligations 22.8%
	Floating Rate Loans 4.9%		Floating Rate Loans 5.3%
	Stocks 0.8%		Stocks 0.7%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.6%		Short-Term Investments and Net Other Assets (Liabilities) 7.6%
* Foreign investments	33.1%	** Foreign investments	33.8%
* Futures and Swaps	1.9%	** Futures and Swaps	1.7%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.9%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 8,595	$ 12,506
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,627
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,160	2,128
MATERIALS - 0.1%
Metals & Mining - 0.1%
Vedanta Resources Jersey II Ltd.:
4% 3/30/17		5,400	5,292
5.5% 7/13/16		3,000	2,760
			8,052
TOTAL CONVERTIBLE BONDS			25,313
Nonconvertible Bonds - 35.7%
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.4%
Affinia Group, Inc.:
9% 11/30/14		5,140	5,185
10.75% 8/15/16 (f)		1,611	1,728
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,917
Dana Holding Corp.:
6.5% 2/15/19		3,770	4,015
6.75% 2/15/21		1,560	1,685
Delphi Corp.:
5.875% 5/15/19		5,365	5,714
6.125% 5/15/21		5,255	5,741
Exide Technologies 8.625% 2/1/18		2,135	1,681
International Automotive Components Group SA 9.125% 6/1/18 (f)		5,245	4,812
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,330	2,391
Tenneco, Inc.:
6.875% 12/15/20		6,205	6,701
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Tenneco, Inc.: - continued
7.75% 8/15/18		$ 1,545	$ 1,657
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		4,917	5,237
			48,464
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		2,240	2,318
Ford Motor Co. 7.45% 7/16/31		2,365	2,962
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	0
7.125% 7/15/13 (c)		1,605	0
7.2% 1/15/2011 (c)		4,015	0
7.4% 9/1/25 (c)		500	0
7.7% 4/15/16 (c)		7,804	0
8.25% 7/15/23 (c)		4,845	0
8.375% 7/15/33 (c)		7,015	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		3,970	4,307
			9,587
Diversified Consumer Services - 0.0%
ServiceMaster Co. 8% 2/15/20		2,920	3,179
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	15,205	7,968
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (f)		20,685	20,840
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		1,520	1,573
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,506
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,867
MCE Finance Ltd. 10.25% 5/15/18		7,675	8,730
MGM Mirage, Inc. 10.375% 5/15/14		1,535	1,740
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(k)		2,333	1,546
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		12,593	13,108
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		2,745	3,047
NCL Corp. Ltd. 9.5% 11/15/18		1,450	1,584
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		$ 1,135	$ 1,172
Roadhouse Financing, Inc. 10.75% 10/15/17		1,550	1,488
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		670	690
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,540	1,178
Station Casinos LLC 3.66% 6/18/18 (e)(f)		20,450	15,389
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		580	606
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		1,970	2,111
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		788	299
Wok Acquisition Corp. 10.25% 6/30/20 (f)		2,580	2,670
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (f)		14,400	14,328
7.75% 8/15/20		22,030	24,233
			130,673
Household Durables - 1.0%
Jarden Corp. 6.125% 11/15/22		3,220	3,445
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,607
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)		6,200	6,417
7.125% 4/15/19 (f)		12,480	13,042
7.875% 8/15/19 (f)		6,920	7,439
8.5% 5/15/18 (e)(f)		445	427
8.5% 2/15/21 (e)(f)		21,645	20,292
9% 4/15/19 (f)		24,210	23,605
9.875% 8/15/19 (f)		11,055	11,304
9.875% 8/15/19 (f)		3,470	3,600
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,292	1,399
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,464
8.375% 1/15/21		4,340	4,731
Toll Brothers Finance Corp. 5.875% 2/15/22		5,175	5,473
			111,245
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		$ 7,710	$ 8,481
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,648
			10,129
Media - 1.2%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		2,255	2,356
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		10,200	10,863
6.625% 1/31/22		8,220	8,795
7.375% 6/1/20		5,685	6,239
7.875% 4/30/18		2,920	3,176
8.125% 4/30/20		6,955	7,755
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		9,330	10,030
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		3,718	4,146
Checkout Holding Corp. 0% 11/15/15 (f)		3,225	1,500
DISH DBS Corp.:
5.875% 7/15/22 (f)		14,425	14,569
6.75% 6/1/21		9,370	10,096
EchoStar Communications Corp. 7.125% 2/1/16		18,425	20,175
Liberty Media Corp. 8.5% 7/15/29		6,535	6,731
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
MDC Partners, Inc. 11% 11/1/16		845	900
MediMedia USA, Inc. 11.375% 11/15/14 (f)		850	765
Sheridan Group, Inc. 12.5% 4/15/14		2,986	2,478
Sinclair Television Group, Inc. 8.375% 10/15/18		3,550	3,883
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		4,090	4,141
WMG Acquisition Corp. 11.5% 10/1/18		15,140	16,427
			135,025
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,579
Claire's Stores, Inc. 8.875% 3/15/19		1,770	1,513
Limited Brands, Inc. 5.625% 2/15/22		8,065	8,226
Office Depot, Inc. 9.75% 3/15/19 (f)		3,730	3,637
Sally Holdings LLC 6.875% 11/15/19		3,305	3,586
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc. 9% 3/15/18		$ 9,150	$ 9,905
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		2,770	2,839
			31,285
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		7,350	7,754
Levi Strauss & Co. 7.625% 5/15/20		9,350	10,051
Polymer Group, Inc. 7.75% 2/1/19		1,575	1,666
			19,471
TOTAL CONSUMER DISCRETIONARY			499,058
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		780	803
Food & Staples Retailing - 0.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		4,655	5,004
Grifols, Inc. 8.25% 2/1/18		4,920	5,277
Rite Aid Corp.:
8% 8/15/20		4,380	4,949
9.25% 3/15/20 (f)		8,270	8,311
9.25% 3/15/20 (f)		4,930	4,955
9.75% 6/12/16		590	652
10.25% 10/15/19		1,835	2,064
			31,212
Food Products - 0.3%
Darling International, Inc. 8.5% 12/15/18		1,130	1,271
Dean Foods Co. 9.75% 12/15/18		7,250	8,120
Gruma SAB de CV 7.75% (Reg. S) (g)		5,330	5,330
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (f)		3,315	3,265
11.625% 5/1/14		5,200	5,928
MHP SA 10.25% 4/29/15 (f)		4,000	3,820
Michael Foods, Inc. 9.75% 7/15/18		1,885	2,069
Smithfield Foods, Inc. 10% 7/15/14		5,540	6,302
			36,105
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.1%
Harbinger Group, Inc. 10.625% 11/15/15		$ 2,645	$ 2,757
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (f)		2,890	3,266
			6,023
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,704
NBTY, Inc. 9% 10/1/18		5,005	5,537
Prestige Brands, Inc. 8.125% 2/1/20 (f)		770	841
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,156
			12,238
TOTAL CONSUMER STAPLES			86,381
ENERGY - 5.2%
Energy Equipment & Services - 0.2%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,170
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		5,735	5,162
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,492
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		2,298	2,401
Oil States International, Inc. 6.5% 6/1/19		3,855	4,009
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,581
Precision Drilling Corp. 6.5% 12/15/21		940	959
Pride International, Inc. 6.875% 8/15/20		3,150	3,878
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,615	1,720
			26,372
Oil, Gas & Consumable Fuels - 5.0%
Afren PLC 11.5% 2/1/16 (f)		2,375	2,512
Alpha Natural Resources, Inc.:
6% 6/1/19		3,615	3,082
6.25% 6/1/21		1,415	1,189
ATP Oil & Gas Corp. 11.875% 5/1/15		11,920	5,483
Berry Petroleum Co. 10.25% 6/1/14		2,220	2,486
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,750	3,789
9.625% 8/1/20 (f)		4,800	4,800
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	10,228
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chaparral Energy, Inc. 9.875% 10/1/20		$ 1,845	$ 2,048
Clayton Williams Energy, Inc. 7.75% 4/1/19		5,160	5,057
Concho Resources, Inc.:
6.5% 1/15/22		6,135	6,380
7% 1/15/21		2,855	3,048
Continental Resources, Inc.:
5% 9/15/22 (f)		9,600	9,732
7.125% 4/1/21		2,540	2,807
8.25% 10/1/19		885	987
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19		2,235	2,218
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,154
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,236
9.75% 3/1/16		1,660	1,814
DTEK Finance BV 9.5% 4/28/15 (f)		2,435	2,362
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,112
Endeavour International Corp. 12% 3/1/18 (f)		5,910	6,176
Energy Partners Ltd. 8.25% 2/15/18		6,600	6,518
Energy Transfer Equity LP 7.5% 10/15/20		10,210	11,205
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		12,735	13,626
EXCO Resources, Inc. 7.5% 9/15/18		8,000	6,600
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,311
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		3,510	3,870
7% 5/5/20 (f)		4,100	4,664
9.125% 7/2/18 (f)		4,825	5,989
11.75% 1/23/15 (f)		3,780	4,498
Laredo Pete, Inc. 7.375% 5/1/22 (f)		5,910	6,132
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		19,190	20,197
8.625% 4/15/20		14,410	15,527
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
6.25% 6/15/22		9,605	9,893
6.75% 11/1/20		1,880	1,988
Naftogaz of Ukraine NJSC 9.5% 9/30/14		4,375	4,173
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Newfield Exploration Co.:
5.625% 7/1/24		$ 5,200	$ 5,317
6.875% 2/1/20		12,875	13,648
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17		4,575	4,895
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		16,300	14,589
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		7,674	8,365
Pan American Energy LLC 7.875% 5/7/21 (f)		2,950	2,493
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		9,325	9,278
Pemex Project Funding Master Trust:
5.75% 3/1/18		5,050	5,719
6.625% 6/15/35		13,045	15,654
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)		6,670	6,603
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,230	5,637
6.875% 1/20/40		3,175	3,813
8.375% 12/10/18		4,435	5,490
Petrohawk Energy Corp. 7.875% 6/1/15		22,900	23,806
Petroleos de Venezuela SA:
4.9% 10/28/14		22,325	19,200
5% 10/28/15		3,035	2,360
5.375% 4/12/27		16,760	9,595
5.5% 4/12/37		7,675	4,356
8% 11/17/13		4,785	4,761
8.5% 11/2/17 (f)		48,355	39,168
9% 11/17/21 (Reg. S)		7,745	5,673
12.75% 2/17/22 (f)		18,475	17,367
Petroleos Mexicanos:
4.875% 1/24/22 (f)		3,930	4,264
5.5% 1/21/21		4,720	5,357
5.5% 6/27/44 (f)		3,685	3,786
6% 3/5/20		2,990	3,487
6.5% 6/2/41		2,090	2,440
6.5% 6/2/41 (f)		2,185	2,573
6.625% (f)(g)		14,095	14,377
8% 5/3/19		2,695	3,456
Petroleum Development Corp. 12% 2/15/18		4,390	4,697
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	10,273
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Adaro Indonesia 7.625% 10/22/19 (f)		$ 3,859	$ 4,071
PT Pertamina Persero:
4.875% 5/3/22 (f)		4,240	4,240
5.25% 5/23/21 (f)		3,185	3,281
6% 5/3/42 (f)		4,240	4,187
6.5% 5/27/41 (f)		2,470	2,587
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,799
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,819
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,576
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (f)		2,660	2,653
6.875% 2/1/21		2,785	2,896
11.25% 7/15/17		4,265	4,809
Teekay Corp. 8.5% 1/15/20		3,695	3,760
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	689
7.625% 4/1/37		1,035	1,272
8.375% 6/15/32		1,155	1,511
Venoco, Inc.:
8.875% 2/15/19		7,315	6,529
11.5% 10/1/17		5,185	5,444
WPX Energy, Inc. 6% 1/15/22		7,035	7,000
YPF SA 10% 11/2/28		2,835	2,778
			561,289
TOTAL ENERGY			587,661
FINANCIALS - 7.3%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,755	6,100
Lloyds TSB Bank PLC 4.875% 3/30/27	GBP	5,300	8,813
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,580	465
			15,378
Commercial Banks - 2.0%
Abbey National Treasury Services PLC 5.25% 2/16/29	GBP	3,400	5,592
African Export-Import Bank 8.75% 11/13/14		2,145	2,351
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Akbank T.A.S.:
5.125% 7/22/15 (f)		$ 5,370	$ 5,430
6.5% 3/9/18 (f)		1,415	1,475
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (f)		1,280	1,526
Barclays Bank PLC 4.25% 1/12/22	GBP	3,850	6,421
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,330	4,417
CIT Group, Inc.:
5% 5/15/17		12,005	12,305
5.25% 3/15/18		24,005	24,785
5.375% 5/15/20		10,385	10,619
5.5% 2/15/19 (f)		35,510	36,487
7% 5/2/17 (f)		9,854	9,866
Co-Operative Bank PLC 4.75% 11/11/21	GBP	4,110	6,841
Development Bank of Philippines 8.375% (g)(k)		6,440	6,923
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		3,585	3,477
European Investment Bank 5.375% 6/7/21	GBP	4,250	7,938
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		2,845	2,809
HSBK (Europe) BV:
7.25% 5/3/17 (f)		5,550	5,564
9.25% 10/16/13 (f)		3,262	3,376
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	290,000	1,638
8.2% 12/12/12	NGN	920,000	5,342
JSC Kazkommertsbank BV 8% 11/3/15 (f)		4,460	4,126
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		1,675	1,644
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	5,250	6,894
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	4,750	8,375
RSHB Capital SA:
6% 6/3/21 (f)		2,155	2,117
9% 6/11/14 (f)		2,120	2,332
SSB #1 PLC 8.25% 3/10/16		950	805
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	50	71
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		$ 5,375	$ 4,139
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		3,965	3,965
US Bank NA 1.076% 2/28/17 (k)	EUR	1,600	1,847
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		10,335	10,774
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		2,975	3,001
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (f)		4,205	4,247
			219,519
Consumer Finance - 2.6%
Ally Financial, Inc.:
3.6669% 2/11/14 (k)		7,265	7,120
5.5% 2/15/17		7,530	7,662
7.5% 9/15/20		41,390	46,564
8% 3/15/20		28,925	33,264
Ford Motor Credit Co. LLC:
4.25% 2/3/17		24,035	25,194
5.75% 2/1/21		2,370	2,601
5.875% 8/2/21		17,745	19,741
12% 5/15/15		12,770	15,899
General Motors Acceptance Corp. 8% 11/1/31		27,890	32,226
GMAC LLC:
6.75% 12/1/14		2,965	3,128
8% 11/1/31		64,378	75,161
SLM Corp.:
6% 1/25/17		9,240	9,494
7.25% 1/25/22		4,800	4,992
8% 3/25/20		7,185	7,868
			290,914
Diversified Financial Services - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		4,705	4,940
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		6,450	5,773
BP Capital Markets PLC 3.83% 10/6/17	EUR	2,750	3,784
CDW LLC/CDW Finance Corp. 8% 12/15/18 (e)		1,590	1,717
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	214	$ 402
8.151% 12/31/30	GBP	475	1,024
European Economic Community 2.875% 4/4/28	EUR	6,500	8,120
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (f)		5,580	5,803
9.375% 5/1/20 (f)		23,220	24,033
Fibria Overseas Finance Ltd.:
6.75% 3/3/21 (f)		1,660	1,660
7.5% 5/4/20 (f)		2,295	2,387
GE Capital UK Funding 4.375% 7/31/19	GBP	5,050	8,302
General Motors Financial Co., Inc. 6.75% 6/1/18		6,140	6,708
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		4,195	4,447
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		14,795	15,553
8% 1/15/18		37,667	40,021
Indo Energy Finance BV 7% 5/7/18 (f)		3,710	3,617
Magnesita Finance Ltd. 8.625% (f)(g)		2,595	2,582
Offshore Group Investment Ltd. 11.5% 8/1/15		5,870	6,310
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	1,350	2,296
Regions Financing Trust II 6.625% 5/15/47 (k)		4,735	4,498
TMK Capital SA 7.75% 1/27/18		4,325	4,044
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		11,580	13,635
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (f)(k)		2,910	3,128
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (f)		7,210	7,733
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)		3,025	3,131
6.8% 11/22/25 (f)		3,065	3,203
6.902% 7/9/20 (f)		7,355	7,980
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		$ 21,289	$ 13,395
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		9,020	8,975
			219,201
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (f)		2,935	3,126
USI Holdings Corp. 4.3419% 11/15/14 (f)(k)		920	853
			3,979
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,955	8,273
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (f)		13,845	13,810
6.75% 10/15/22		8,390	8,935
7.5% 2/15/20		4,860	5,310
			36,328
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,565	5,899
Realogy Corp.:
7.625% 1/15/20 (f)		6,330	6,567
7.875% 2/15/19 (f)		7,240	7,150
9% 1/15/20 (f)		5,210	5,353
11.5% 4/15/17		280	265
12% 4/15/17		2,748	2,570
Taylor Morrison Community Monarch 7.75% 4/15/20 (f)		3,830	3,974
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,492	4,015
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		845	883
			36,676
TOTAL FINANCIALS			821,995
HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 0.2%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18 (f)		1,740	1,801
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kinetic Concepts, Inc./KCI (USA), Inc.:
10.5% 11/1/18 (f)		$ 14,405	$ 15,053
12.5% 11/1/19 (f)		9,455	8,462
			25,316
Health Care Providers & Services - 2.6%
Community Health Systems, Inc. 8% 11/15/19		13,255	14,050
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,654
DaVita, Inc.:
6.375% 11/1/18		12,740	13,250
6.625% 11/1/20		3,875	4,030
Emergency Medical Services Corp. 8.125% 6/1/19		6,200	6,471
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (f)		15,215	15,862
5.875% 1/31/22 (f)		16,815	17,572
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	4,911
HCA Holdings, Inc. 7.75% 5/15/21		38,425	41,163
HCA, Inc.:
5.875% 3/15/22		19,190	20,030
6.5% 2/15/16		4,220	4,526
6.5% 2/15/20		9,920	10,788
7.25% 9/15/20		38,835	42,427
7.5% 2/15/22		12,110	13,170
8% 10/1/18		1,365	1,529
Health Management Associates, Inc. 7.375% 1/15/20 (f)		2,985	3,172
HealthSouth Corp. 8.125% 2/15/20		7,395	8,061
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		13,245	13,046
InVentiv Health, Inc. 10% 8/15/18 (f)		905	747
Radiation Therapy Services, Inc. 8.875% 1/15/17 (f)		4,030	3,869
ResCare, Inc. 10.75% 1/15/19		2,735	3,029
Rotech Healthcare, Inc. 10.5% 3/15/18		2,475	1,238
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,200	1,290
Tenet Healthcare Corp. 6.25% 11/1/18		38,116	40,117
UHS Escrow Corp. 7% 10/1/18		1,020	1,099
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		$ 4,295	$ 4,338
Vanguard Health Systems, Inc. 0% 2/1/16		241	166
			291,605
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,860	4,921
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (f)		4,285	4,478
			9,399
Pharmaceuticals - 0.4%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,775	6,295
Leiner Health Products, Inc. 11% 6/1/49 (c)		1,885	0
Mylan, Inc.:
6% 11/15/18 (f)		10,955	11,475
7.625% 7/15/17 (f)		3,900	4,290
7.875% 7/15/20 (f)		7,040	7,920
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		9,090	8,908
6.875% 12/1/18 (f)		8,900	9,212
			48,100
TOTAL HEALTH CARE			374,420
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	336
12% 11/1/14 pay-in-kind		1,491	1,393
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		18,060	18,828
7.125% 3/15/21		1,675	1,750
			22,307
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		3,295	3,427
Airlines - 0.5%
Air Canada 9.25% 8/1/15 (f)		7,170	6,955
American Airlines, Inc. equipment trust certificate 13% 8/1/16		3,534	3,763
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		$ 5,349	$ 5,750
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		782	804
Continental Airlines, Inc. 7.25% 11/10/19		4,567	5,173
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		1,214	1,287
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,169	8,781
8.021% 8/10/22		3,523	3,562
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,065	2,189
8.028% 11/1/17		593	599
United Air Lines, Inc.:
9.875% 8/1/13 (f)		1,735	1,804
12% 11/1/13 (f)		3,415	3,560
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		7,101	8,077
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		5,092	5,397
			57,701
Building Products - 0.1%
Building Materials Corp. of America 6.75% 5/1/21 (f)		4,665	4,992
HD Supply, Inc. 11% 4/15/20 (f)		11,030	11,857
			16,849
Commercial Services & Supplies - 1.9%
ADS Tactical, Inc. 11% 4/1/18 (f)		1,640	1,615
American Reprographics Co. 10.5% 12/15/16		4,570	4,570
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (f)		2,915	2,893
Casella Waste Systems, Inc.:
7.75% 2/15/19		1,160	1,137
11% 7/15/14		1,510	1,586
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,352
Garda World Security Corp. 9.75% 3/15/17 (f)		2,260	2,390
International Lease Finance Corp.:
5.75% 5/15/16		12,000	12,180
5.875% 4/1/19		23,935	23,696
6.25% 5/15/19		24,025	24,475
6.75% 9/1/16 (f)		14,655	15,864
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
International Lease Finance Corp.: - continued
7.125% 9/1/18 (f)		$ 27,064	$ 30,041
8.25% 12/15/20		12,385	14,150
8.625% 9/15/15		7,985	8,843
8.625% 1/15/22		29,075	33,654
8.75% 3/15/17		18,075	20,334
The Geo Group, Inc. 7.75% 10/15/17		2,845	3,030
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,257
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		3,355	3,254
			216,321
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (f)(g)		10,580	10,874
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		680	697
Sensata Technologies BV 6.5% 5/15/19 (f)		5,310	5,496
			6,193
Industrial Conglomerates - 0.0%
Sequa Corp. 13.5% 12/1/15 pay-in-kind (f)		4,393	4,679
Machinery - 0.1%
Accuride Corp. 9.5% 8/1/18		650	670
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	2,226
Terex Corp. 10.875% 6/1/16		5,025	5,603
			8,499
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	2,417
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		4,790	4,191
8.875% 11/1/17		11,300	11,526
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		1,320	1,214
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,640
			20,988
Road & Rail - 0.3%
JSC Georgian Railway 7.75% 7/11/22 (f)		1,900	1,902
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,485	2,734
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico SA de CV: - continued
12.5% 4/1/16		$ 7,425	$ 8,390
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		3,485	3,572
Swift Services Holdings, Inc. 10% 11/15/18		9,790	10,573
Western Express, Inc. 12.5% 4/15/15 (f)		5,935	3,591
			30,762
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
6.75% 4/15/17		6,765	6,833
7.625% 4/15/20		3,030	3,091
9.75% 8/1/18		9,000	9,945
			19,869
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		5,258	4,312
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,200	2,127
			6,439
TOTAL INDUSTRIALS			424,908
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.3%
Avaya, Inc.:
9.75% 11/1/15		6,165	4,978
10.125% 11/1/15 pay-in-kind (k)		4,120	3,337
Brocade Communications Systems, Inc.:
6.625% 1/15/18		6,605	6,902
6.875% 1/15/20		2,095	2,273
Lucent Technologies, Inc.:
6.45% 3/15/29		18,705	12,719
6.5% 1/15/28		6,570	4,435
			34,644
Computers & Peripherals - 0.2%
Seagate HDD Cayman:
7% 11/1/21		6,295	6,783
7.75% 12/15/18		9,070	10,000
			16,783
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.0%
Atkore International, Inc. 9.875% 1/1/18		$ 2,155	$ 2,090
Reddy Ice Corp.:
11.25% 3/15/15		2,645	2,523
13.25% 11/1/15 (c)		3,266	751
			5,364
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	9,059
IT Services - 0.4%
Ceridian Corp.:
8.875% 7/15/19 (f)(i)		4,125	4,259
11.25% 11/15/15		5,555	5,347
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,935	3,236
7.875% 7/15/20		3,910	4,369
First Data Corp. 7.375% 6/15/19 (f)		24,130	24,673
SunGard Data Systems, Inc. 7.375% 11/15/18		4,435	4,745
Unisys Corp.:
12.5% 1/15/16		2,226	2,360
12.75% 10/15/14 (f)		201	219
			49,208
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,640	1,796
8.125% 12/15/17		3,470	3,765
Freescale Semiconductor, Inc.:
8.05% 2/1/20		4,065	4,024
10.75% 8/1/20		4,281	4,602
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		13,190	15,053
Spansion LLC 11.25% 1/15/16 (c)(f)		4,255	240
			29,480
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		870	766
TOTAL INFORMATION TECHNOLOGY			145,304
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 3.4%
Chemicals - 0.8%
Braskem America Finance Co. 7.125% 7/22/41 (f)		$ 2,325	$ 2,325
Ferro Corp. 7.875% 8/15/18		4,325	4,217
INEOS Finance PLC:
7.5% 5/1/20 (f)		3,620	3,656
8.375% 2/15/19 (f)		3,275	3,390
9% 5/15/15 (f)		2,655	2,801
INEOS Group Holdings PLC 8.5% 2/15/16 (f)		6,355	5,847
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21		4,385	4,385
LyondellBasell Industries NV:
5% 4/15/19 (f)		7,200	7,524
5.75% 4/15/24 (f)		7,200	7,677
6% 11/15/21 (f)		20,050	22,005
Momentive Performance Materials, Inc. 9% 1/15/21		14,450	10,946
NOVA Chemicals Corp. 3.8549% 11/15/13 (k)		1,690	1,688
OMNOVA Solutions, Inc. 7.875% 11/1/18		3,505	3,523
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		3,370	3,522
PolyOne Corp. 7.375% 9/15/20		1,845	1,956
Solutia, Inc.:
7.875% 3/15/20		2,180	2,551
8.75% 11/1/17		3,205	3,606
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,245	1,279
TPC Group LLC 8.25% 10/1/17		2,195	2,305
			95,203
Construction Materials - 0.6%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (f)		2,860	2,460
9.875% 4/30/19 (f)		5,015	4,488
CEMEX Finance LLC 9.5% 12/14/16 (f)		23,525	23,055
CEMEX SA de CV:
5.4697% 9/30/15 (f)(k)		12,390	11,275
9% 1/11/18 (f)		17,190	15,342
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,740	3,927
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)		5,240	5,502
			66,049
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		4,286	3,943
Berry Plastics Holding Corp. 4.3429% 9/15/14 (k)		640	627
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (k)		$ 2,700	$ 2,693
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		2,060	2,106
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	10,383
7.5% 12/15/96		3,685	3,114
Rock-Tenn Co.:
4.45% 3/1/19 (f)		1,480	1,520
4.9% 3/1/22 (f)		1,380	1,429
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)(i)		2,600	2,633
8.375% 6/15/19 (f)(i)		3,515	3,533
Silgan Holdings, Inc. 5% 4/1/20 (f)		9,600	9,792
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		4,350	4,394
			46,167
Metals & Mining - 1.3%
Aleris International, Inc.:
6% 6/1/20 (f)		33	32
9% 12/15/14 pay-in-kind (c)(k)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (f)		2,685	2,813
Edgen Murray Corp. 12.25% 1/15/15		8,130	8,008
EVRAZ Group SA:
7.4% 4/24/17 (f)		2,535	2,485
8.25% 11/10/15 (f)		7,820	8,191
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		6,325	6,357
6.375% 2/1/16 (f)		7,260	7,333
6.875% 2/1/18 (f)		21,090	21,301
6.875% 4/1/22 (f)		19,525	19,720
7% 11/1/15 (f)		9,155	9,361
8.25% 11/1/19 (f)		37,935	40,401
Metinvest BV 10.25% 5/20/15 (f)		3,170	3,107
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		2,265	1,404
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		1,135	777
Mongolian Mining Corp. 8.875% 3/29/17 (f)		4,385	4,396
MRC Global, Inc. 9.5% 12/15/16		4,320	4,666
New Gold, Inc. 7% 4/15/20 (f)		1,230	1,264
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		$ 3,435	$ 3,469
RathGibson, Inc. 11.25% 2/15/14 (c)		5,755	0
Southern Copper Corp. 6.75% 4/16/40		2,130	2,277
SunCoke Energy, Inc. 7.625% 8/1/19		1,315	1,289
Votorantim Cimentos SA 7.25% 4/5/41 (f)		3,155	3,163
			151,814
Paper & Forest Products - 0.3%
AbitibiBowater, Inc. 10.25% 10/15/18		12,998	14,428
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,299
Glatfelter 7.125% 5/1/16		550	562
NewPage Corp.:
6.7159% 5/1/49 (c)(k)		1,770	62
11.375% 12/31/14 (c)		4,775	3,080
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		5,480	1,548
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (f)		7,010	7,080
			28,059
TOTAL MATERIALS			387,292
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.2%
Alestra SA de RL de CV 11.75% 8/11/14		7,085	7,935
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,308
9% 8/15/31		3,655	3,491
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (f)		6,042	5,498
14.75% 12/1/16 (f)		3,940	3,832
Consolidated Communications Finance Co. 10.875% 6/1/20 (f)		2,395	2,455
Eileme 1 AB 14.25% 8/15/20 (f)		4,730	4,494
Eileme 2 AB 11.625% 1/31/20 (f)		9,395	9,771
Frontier Communications Corp.:
8.5% 4/15/20		12,120	12,847
8.75% 4/15/22		6,585	6,914
Level 3 Financing, Inc.:
8.125% 7/1/19		3,845	3,941
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.: - continued
8.625% 7/15/20		$ 8,760	$ 9,176
10% 2/1/18		3,845	4,162
Sprint Capital Corp.:
6.875% 11/15/28		26,575	21,358
8.75% 3/15/32		29,406	26,759
U.S. West Communications:
6.875% 9/15/33		2,535	2,522
7.25% 9/15/25		535	587
7.25% 10/15/35		1,455	1,491
7.5% 6/15/23		460	461
Wind Acquisition Finance SA 11.75% 7/15/17 (f)		4,720	3,811
			135,813
Wireless Telecommunication Services - 2.1%
Clearwire Escrow Corp. 12% 12/1/15 (f)		9,205	8,331
Cricket Communications, Inc. 7.75% 10/15/20		7,758	7,409
Digicel Group Ltd.:
7% 2/15/20 (f)		980	943
8.25% 9/1/17 (f)		10,205	10,460
8.875% 1/15/15 (f)		34,965	35,315
9.125% 1/15/15 pay-in-kind (f)(k)		19,575	19,771
10.5% 4/15/18 (f)		34,610	36,167
12% 4/1/14 (f)		9,725	10,795
Intelsat Jackson Holdings SA:
7.25% 4/1/19		11,235	11,853
7.25% 10/15/20 (f)		15,330	16,097
7.5% 4/1/21		27,065	28,689
8.5% 11/1/19		4,220	4,684
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,933	4,080
MTS International Funding Ltd. 8.625% 6/22/20 (f)		9,355	10,735
NII Capital Corp.:
7.625% 4/1/21		8,685	7,404
8.875% 12/15/19		2,303	2,096
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		11,684	11,363
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		7,050	7,253
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		$ 3,915	$ 3,768
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		3,095	2,902
			240,115
TOTAL TELECOMMUNICATION SERVICES			375,928
UTILITIES - 2.9%
Electric Utilities - 0.3%
Aguila 3 SA 7.875% 1/31/18 (f)		2,890	2,977
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,726
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		3,784	1,324
InterGen NV 9% 6/30/17 (f)		4,155	4,072
Majapahit Holding BV:
7.75% 1/20/20 (f)		3,370	4,019
8% 8/7/19 (f)		1,805	2,166
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	3,627
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	2,000	3,153
National Power Corp. 6.875% 11/2/16 (f)		1,890	2,174
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (f)		15,215	10,384
			36,622
Gas Utilities - 0.3%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (f)		4,875	4,924
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,985	2,134
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,059
8% 3/1/32		3,550	4,604
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,386
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		14,815	10,111
			32,218
Independent Power Producers & Energy Traders - 2.2%
Atlantic Power Corp. 9% 11/15/18 (f)		9,120	9,325
Calpine Corp.:
7.5% 2/15/21 (f)		6,325	6,847
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Calpine Corp.: - continued
7.875% 7/31/20 (f)		$ 16,935	$ 18,544
7.875% 1/15/23 (f)		26,885	29,506
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (f)		9,305	10,329
Energy Future Holdings Corp.:
10% 1/15/20		11,210	12,051
10.875% 11/1/17		3,470	2,941
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		53,863	58,980
11% 10/1/21		30,866	29,863
11.75% 3/1/22 (f)		26,135	26,723
GenOn Energy, Inc.:
9.5% 10/15/18		3,080	3,045
9.875% 10/15/20		11,570	11,281
Listrindo Capital BV 6.95% 2/21/19 (f)		2,440	2,513
NRG Energy, Inc.:
7.625% 5/15/19		3,465	3,526
7.875% 5/15/21		4,075	4,106
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,880	3,708
TXU Corp.:
5.55% 11/15/14		1,860	1,335
6.5% 11/15/24		11,785	5,627
6.55% 11/15/34		30,155	13,796
			254,046
Multi-Utilities - 0.1%
Centrica PLC 4.375% 3/13/29	GBP	2,300	3,733
Puget Energy, Inc. 5.625% 7/15/22 (f)		3,690	3,842
			7,575
TOTAL UTILITIES			330,461
TOTAL NONCONVERTIBLE BONDS			4,033,408
TOTAL CORPORATE BONDS (Cost $3,833,399)			4,058,721
U.S. Government and Government Agency Obligations - 22.4%
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0.5% 5/27/15		$ 4,403	$ 4,400
0.5% 7/2/15		89,439	89,328
Federal Home Loan Bank:
0.375% 11/27/13		4,550	4,553
0.875% 8/22/12		4,890	4,895
0.875% 12/27/13		775	781
1% 6/21/17		8,670	8,681
Freddie Mac:
0.625% 12/29/14		5,867	5,890
0.75% 11/25/14		2,130	2,146
1% 7/30/14		5,053	5,115
1% 8/27/14		4,688	4,752
1.25% 5/12/17		27,800	28,181
Private Export Funding Corp. secured 4.974% 8/15/13		1,515	1,594
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		197	204
Tennessee Valley Authority:
5.25% 9/15/39		5,600	7,357
5.375% 4/1/56		7,000	9,612
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			177,489
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		10,456	11,028
U.S. Treasury Obligations - 19.7%
U.S. Treasury Bonds:
3% 5/15/42		32,905	34,540
3.125% 2/15/42		24,786	26,672
3.75% 8/15/41		46,485	56,152
4.375% 5/15/41		105,196	140,709
5.25% 2/15/29		26,473	37,377
5.375% 2/15/31		37,677	54,955
6.125% 8/15/29 (j)		14,487	22,398
7.5% 11/15/16		2,850	3,688
7.5% 11/15/24		10,690	17,289
7.625% 2/15/25		11,000	18,021
7.875% 2/15/21		6,800	10,409
8.125% 5/15/21		9,286	14,496
9.875% 11/15/15		11,595	15,229
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.125% 8/31/13		$ 68,900	$ 68,784
0.125% 12/31/13		49,608	49,478
0.25% 1/31/14		62,366	62,312
0.25% 2/28/14		62,000	61,942
0.25% 4/30/14		134,903	134,750
0.25% 5/31/14		51,462	51,402
0.25% 9/15/14		42,885	42,795
0.25% 12/15/14		10,000	9,975
0.25% 2/15/15		28,044	27,948
0.25% 5/15/15		78,115	77,792
0.375% 6/30/13		13,766	13,783
0.375% 7/31/13		34,050	34,091
0.5% 8/15/14		47,582	47,746
0.625% 7/15/14		40,964	41,204
0.625% 5/31/17		60,724	60,473
0.75% 6/15/14		15,459	15,588
0.75% 6/30/17		20,000	20,030
0.875% 11/30/16		24,887	25,144
0.875% 4/30/17		8,941	9,014
1% 9/30/16		85,787	87,154
1% 10/31/16		38,000	38,591
1% 6/30/19		126,518	125,589
1.25% 10/31/15		13,777	14,121
1.375% 11/30/15		14,493	14,923
1.75% 5/15/22		17,078	17,233
1.875% 6/30/15		17,707	18,465
1.875% 8/31/17		7,700	8,127
1.875% 9/30/17		5,400	5,699
1.875% 10/31/17		13,764	14,529
2% 2/15/22		41,294	42,717
2.125% 11/30/14		49,092	51,163
2.125% 5/31/15		4,493	4,714
2.125% 8/15/21		28,789	30,285
2.375% 8/31/14		13,000	13,568
2.375% 9/30/14		8,471	8,858
2.375% 10/31/14		49,620	51,938
2.375% 2/28/15		55,000	57,888
2.375% 7/31/17		20,000	21,608
2.375% 6/30/18		27,978	30,350
2.5% 3/31/15		58,749	62,127
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 7/31/14		$ 12,927	$ 13,537
2.625% 4/30/16		3,137	3,383
2.75% 11/30/16		10,000	10,913
3% 9/30/16		8,408	9,244
3% 2/28/17		66,584	73,617
3.125% 10/31/16		20,033	22,155
3.125% 1/31/17		30,990	34,399
3.125% 5/15/19		16,237	18,465
4.5% 5/15/17		13,745	16,222
TOTAL U.S. TREASURY OBLIGATIONS			2,227,768
Other Government Related - 1.0%
General Electric Capital Corp.:
2.125% 12/21/12 (FDIC Guaranteed) (h)		15,000	15,129
2.625% 12/28/12 (FDIC Guaranteed) (h)		5,402	5,463
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5888% 12/7/20 (NCUA Guaranteed) (k)		4,308	4,323
Series 2011-R1 Class 1A, 0.6888% 1/8/20 (NCUA Guaranteed) (k)		6,825	6,839
Series 2011-R4 Class 1A, 0.6188% 3/6/20 (NCUA Guaranteed) (k)		3,930	3,931
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,620
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,752
3% 6/12/19 (NCUA Guaranteed)		18,004	19,767
3.45% 6/12/21 (NCUA Guaranteed)		25,300	28,226
TOTAL OTHER GOVERNMENT RELATED			120,050
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,423,123)			2,536,335
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 1.4%
2.122% 10/1/35 (k)		82	85
2.172% 11/1/35 (k)		798	840
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
2.223% 11/1/33 (k)		$ 149	$ 158
2.293% 9/1/33 (k)		661	693
2.32% 6/1/36 (k)		53	57
2.384% 2/1/36 (k)		151	160
2.388% 1/1/35 (k)		371	395
2.393% 9/1/36 (k)		182	195
2.525% 3/1/33 (k)		182	194
2.609% 11/1/36 (k)		62	67
2.63% 2/1/37 (k)		712	763
2.63% 6/1/47 (k)		196	210
2.688% 7/1/35 (k)		330	353
2.763% 5/1/36 (k)		98	105
2.975% 8/1/35 (k)		1,018	1,088
2.996% 4/1/36 (k)		567	608
3.5% 1/1/26 to 9/1/26		174	186
3.5% 7/1/42 (i)		3,800	3,995
4% 6/1/42 to 7/1/42		17,525	18,915
4% 7/1/42 (i)		79,000	84,089
4% 7/1/42 (i)		18,100	19,266
4% 7/1/42 (i)		18,100	19,266
4.5% 8/1/41		928	1,009
5% 5/1/22		18	20
5.5% 5/1/15 to 4/1/21		6,326	6,882
5.984% 3/1/37 (k)		98	105
6% 6/1/16 to 10/1/38		1,009	1,106
6.5% 12/1/12 to 5/1/27		499	551
7.5% 1/1/28		33	39
TOTAL FANNIE MAE			161,400
Freddie Mac - 0.6%
2.139% 1/1/36 (k)		98	103
2.149% 3/1/35 (k)		193	200
2.2% 3/1/37 (k)		51	53
2.203% 6/1/33 (k)		416	435
2.312% 2/1/37 (k)		82	86
2.35% 7/1/35 (k)		479	511
2.357% 5/1/37 (k)		117	124
2.375% 5/1/37 (k)		84	87
2.451% 1/1/37 (k)		467	496
2.478% 6/1/37 (k)		43	45
2.492% 4/1/35 (k)		57	60
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
2.512% 2/1/36 (k)		$ 19	$ 20
2.638% 4/1/37 (k)		150	160
2.64% 10/1/35 (k)		409	435
2.651% 6/1/37 (k)		339	364
2.667% 10/1/36 (k)		512	545
2.712% 5/1/37 (k)		1,387	1,488
2.743% 5/1/37 (k)		754	807
2.795% 7/1/36 (k)		178	191
2.798% 7/1/35 (k)		348	372
2.865% 9/1/35 (k)		86	92
2.97% 4/1/37 (k)		9	9
3.446% 10/1/35 (k)		75	81
3.949% 6/1/37 (k)		84	90
4% 3/1/42 to 5/1/42		23,817	25,693
4.5% 8/1/33 to 10/1/41		6,894	7,423
5.5% 11/1/18 to 7/1/35		21,289	23,159
5.919% 8/1/37 (k)		173	180
6.5% 2/1/13 to 3/1/22		1,997	2,177
8.5% 3/1/20		3	3
TOTAL FREDDIE MAC			65,489
Ginnie Mae - 1.5%
4% 9/15/25		880	951
4.5% 3/15/25 to 6/15/25		9,837	10,677
4.515% 3/20/62 (p)		12,089	13,484
4.55% 5/20/62 (p)		21,715	24,272
4.556% 12/20/61 (p)		12,865	14,332
4.604% 3/20/62 (p)		6,272	7,019
4.626% 3/20/62 (p)		4,424	4,949
4.65% 3/20/62 (p)		3,944	4,420
4.684% 1/20/62 (p)		13,789	15,441
4.751% 12/20/60 (p)		3,434	3,817
4.804% 3/20/61 (p)		8,161	9,113
4.834% 3/20/61 (p)		14,204	15,883
5.492% 4/20/60 (p)		9,276	10,513
5.5% 2/20/60 (p)		20,089	22,362
5.612% 4/20/58 (p)		5,769	6,144
7% 9/15/25 to 8/15/31		38	43
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Ginnie Mae - continued
7.5% 2/15/22 to 8/15/28		$ 78	$ 90
8% 9/15/26 to 12/15/26		10	11
TOTAL GINNIE MAE			163,521
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $385,372)			390,410
Asset-Backed Securities - 0.0%

Clock Finance BV Series 2007-1:
Class B2, 0.9% 2/25/15 (k)	EUR	700	870
Class C2, 1.08% 2/25/15 (k)	EUR	400	492
Leek Finance PLC:
Series 17X Class A2A, 1.1953% 12/21/37 (k)	GBP	157	241
Series 18X Class BC, 1.457% 9/21/38 (k)	EUR	600	671
TOTAL ASSET-BACKED SECURITIES (Cost $2,504)			2,274
Collateralized Mortgage Obligations - 3.9%

U.S. Government Agency - 3.9%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7453% 9/25/23 (k)		1,520	1,526
Series 2010-15 Class FJ, 1.1753% 6/25/36 (k)		12,726	12,935
Series 2010-86 Class FE, 0.6953% 8/25/25 (k)		1,863	1,873
Series 2011-104 Class FK, 0.6153% 3/25/39 (k)		8,566	8,564
Series 2011-63 Class FL, 0.6453% 7/25/41 (k)		14,069	14,144
planned amortization:
Series 2005-19 Class PA, 5.5% 7/25/34		3,759	4,143
Series 2005-64 Class PX, 5.5% 6/25/35		3,696	4,129
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		61	65
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,615
Series 2003-70 Class BJ, 5% 7/25/33		890	997
Series 2004-80 Class LD, 4% 1/25/19		1,104	1,135
Series 2005-52 Class PB, 6.5% 12/25/34		587	623
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,685
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		210	226
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2004-91 Class Z, 5% 12/25/34		$ 4,774	$ 5,385
Series 2004-95 Class AN, 5.5% 1/25/25		787	828
Series 2005-117, Class JN, 4.5% 1/25/36		808	909
Series 2005-14 Class ZB, 5% 3/25/35		2,076	2,333
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	3,992
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,857
Series 2007-113 Class DB, 4.5% 12/25/22		5,060	5,628
Series 2009-14 Class EB, 4.5% 3/25/24		3,710	4,032
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	6,087
Series 2009-82 Class FD, 1.0953% 10/25/39 (k)		5,640	5,740
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		1,121	93
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		1,918	151
Series 2010-109 Class IM, 5.5% 9/25/40 (m)		8,961	1,328
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		4,899	796
Series 2010-39 Class FG, 1.1653% 3/25/36 (k)		6,925	7,065
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		3,918	306
Series 2011-67 Class AI, 4% 7/25/26 (m)		2,201	219
Federal National Mortgage Association planned amortization class Series 2011-126 Class KB, 4% 12/25/41		3,844	4,192
FHMLC Multi-class participation certificates guaranteed floater Series 3835 Class FC, 0.5918% 5/15/38 (k)		14,118	14,131
Freddie Mac:
floater:
Series 240 Class F30, 0.5418% 7/15/36 (k)		10,783	10,789
Series 2630 Class FL, 0.7418% 6/15/18 (k)		56	56
Series 2711 Class FC, 1.1418% 2/15/33 (k)		4,670	4,746
Series 3419 Class FD, 1.0118% 2/15/38 (k)		5,639	5,731
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		131	145
Series 2115 Class PE, 6% 1/15/14		19	19
Series 2376 Class JE, 5.5% 11/15/16		226	241
Series 2381 Class OG, 5.5% 11/15/16		143	152
Series 2425 Class JH, 6% 3/15/17		288	310
Series 2672 Class MG, 5% 9/15/23		3,360	3,872
Series 2684 Class FP, 0.7418% 1/15/33 (k)		7,238	7,265
Series 2695 Class DG, 4% 10/15/18		3,865	4,092
Series 2996 Class MK, 5.5% 6/15/35		366	408
Series 3737 Class GB, 4.5% 4/15/39		6,770	7,618
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		$ 370	$ 411
Series 2570 Class CU, 4.5% 7/15/17		9	9
Series 2627 Class BG, 3.25% 6/15/17		17	17
Series 2877 Class ZD, 5% 10/15/34		6,201	6,952
Series 2987 Class HE, 4.5% 6/15/20		4,420	4,702
Series 3277 Class B, 4% 2/15/22		2,800	3,057
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,622
Series 3578, Class B, 4.5% 9/15/24		3,740	4,089
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,326
Ginnie Mae Series 2012-64 Class KB 3.035% 5/20/41 (k)		2,979	3,218
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.7198% 1/20/38 (k)		603	606
Series 2007-59 Class FC, 0.7398% 7/20/37 (k)		2,223	2,240
Series 2008-73 Class FA, 1.0998% 8/20/38 (k)		3,422	3,482
Series 2008-83 Class FB, 1.1398% 9/20/38 (k)		3,344	3,404
Series 2010-14 Class QF, 0.6928% 2/16/40 (k)		12,952	13,075
Series 2010-H17 Class FA, 0.5688% 7/20/60 (k)(p)		6,519	6,438
Series 2010-H18 Class AF, 0.5413% 9/20/60 (k)(p)		6,938	6,851
Series 2010-H19 Class FG, 0.5413% 8/20/60 (k)(p)		8,693	8,584
Series 2010-H27 Series FA, 0.6213% 12/20/60 (k)(p)		2,595	2,573
Series 2011-H03 Class FA, 0.7413% 1/20/61 (k)(p)		8,547	8,529
Series 2011-H05 Class FA, 0.7413% 12/20/60 (k)(p)		4,825	4,816
Series 2011-H07 Class FA, 0.7413% 2/20/61 (k)(p)		7,820	7,804
Series 2011-H12 Class FA, 0.7313% 2/20/61 (k)(p)		10,416	10,390
Series 2011-H13 Class FA, 0.7413% 4/20/61 (k)(p)		4,311	4,302
Series 2011-H14:
Class FB, 0.7413% 5/20/61 (k)(p)		4,773	4,763
Class FC, 0.7413% 5/20/61 (k)(p)		4,874	4,864
Series 2011-H17 Class FA, 0.7713% 6/20/61 (k)(p)		6,392	6,389
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H21 Class FA, 0.8413% 10/20/61 (k)(p)		$ 7,139	$ 7,160
Series 2012-H01 Class FA, 0.9413% 11/20/61 (k)(p)		5,701	5,749
Series 2012-H03 Class FA, 0.9413% 1/20/62 (k)(p)		3,493	3,523
Series 2012-H06 Class FA, 0.8713% 1/20/62 (k)(p)		5,477	5,503
Series 2012-H07 Class FA, 0.8713% 3/20/62 (k)(p)		3,232	3,248
planned amortization Series 2011-61 Class OP, 5/20/40 (n)		4,845	4,426
planned amortization class:
Series 2010-112 Class PM 3.25% 9/20/33		1,719	1,775
Series 2010-99 Class PT, 3.5% 8/20/33		2,089	2,165
Series 2011-79 Class PO, 6/20/40 (n)		8,365	7,631
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,527
Series 2010-42 Class OP, 4/20/40 (n)		11,023	10,055
Series 2010-H13 Class JA, 5.46% 10/20/59 (p)		9,683	10,646
Series 2010-H15 Class TP, 5.15% 8/20/60 (p)		11,639	13,106
Series 2010-H17 Class XP, 5.302% 7/20/60 (p)		16,912	19,080
Series 2010-H18 Class PL, 5.01% 9/20/60 (p)		12,768	14,302
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,124	12,216
Class ZC, 5.5% 7/16/34		11,542	13,744
Government National Mortgage Association:
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		2,463	2,529
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (m)		2,667	530
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $436,612)			444,604
Commercial Mortgage Securities - 0.9%
		Principal Amount (000s)(d)	Value (000s)
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.5644% 10/22/37 (k)	GBP	1,000	$ 952
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18		3,550	3,618
sequential payer:
Series K009 Class A2, 3.808% 8/25/20		3,310	3,674
Series K006 Class A2, 4.251% 1/25/20		14,020	15,920
Series K017 Class A2, 2.873% 12/25/21		15,590	16,275
Series K705 Class A1, 1.626% 7/25/18		9,546	9,717
Series K706:
Class A1, 1.691% 6/25/18		7,302	7,440
Class A2, 2.323% 10/25/18		13,350	13,804
Series K709 Class A1, 1.56% 10/25/18		5,660	5,752
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18		12,110	12,423
Series K501 Class A2, 1.655% 11/25/16		5,440	5,550
German Residential Asset Note Distributor PLC Series 1 Class A, 0.981% 7/20/16 (k)	EUR	1,112	1,288
REC Plantation Place Ltd. Series 5 Class A, 1.2431% 7/25/16 (Reg. S) (k)	GBP	861	1,294
Skyline BV Series 2007-1 Class D, 1.547% 7/22/43 (k)	EUR	1,100	1,384
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $98,742)			99,091
Foreign Government and Government Agency Obligations - 21.8%

Arab Republic of Egypt 6.875% 4/30/40 (f)		1,425	1,226
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		12,297	8,054
0.785% 8/3/12 (k)		8,833	8,706
2.5% 12/31/38 (e)		13,225	4,265
7% 9/12/13		28,210	24,858
7% 10/3/15		30,200	22,846
Bahamian Republic 6.95% 11/20/29 (f)		3,450	4,002
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		500,000	0
value recovery B rights 1/2/21 (o)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		14,210	13,890
8.95% 1/26/18		6,220	5,730
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Brazilian Federative Republic:
7.125% 1/20/37		$ 7,325	$ 10,594
8.25% 1/20/34		5,230	8,263
8.75% 2/4/25		1,645	2,550
10.125% 5/15/27		7,345	12,468
12.25% 3/6/30		4,560	9,017
Canadian Government:
1% 2/1/14	CAD	44,750	43,939
1.5% 12/1/12	CAD	20,550	20,232
2% 6/1/16	CAD	90,500	91,544
3.25% 6/1/21	CAD	39,350	43,804
5% 6/1/37	CAD	32,550	47,772
Central Bank of Nigeria warrants 11/15/20 (a)(o)		2,750	495
City of Buenos Aires 12.5% 4/6/15 (f)		13,855	12,054
Colombian Republic:
4.375% 7/12/21		1,615	1,821
6.125% 1/18/41		3,890	5,106
7.375% 9/18/37		6,100	9,059
10.375% 1/28/33		6,730	12,013
11.75% 2/25/20		2,910	4,671
Congo Republic 3% 6/30/29 (e)		11,015	8,151
Croatia Republic:
6.25% 4/27/17 (f)		11,075	11,020
6.375% 3/24/21 (f)		5,415	5,246
6.625% 7/14/20 (f)		4,855	4,794
6.75% 11/5/19 (f)		5,885	5,944
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (f)		7,435	7,602
6.25% 7/27/21 (f)		3,640	3,713
7.4% 1/22/15 (f)		5,470	5,867
Dominican Republic:
1.2754% 8/30/24 (k)		5,813	5,232
7.5% 5/6/21 (f)		6,865	7,328
9.04% 1/23/18 (f)		3,071	3,447
El Salvador Republic:
7.375% 12/1/19 (f)		1,865	2,061
7.625% 2/1/41 (f)		2,045	2,150
7.65% 6/15/35 (Reg. S)		2,435	2,557
8.25% 4/10/32 (Reg. S)		1,435	1,600
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	2,375	3,068
European Union 3.375% 5/10/19	EUR	7,900	10,935
Finnish Government 2.75% 7/4/28	EUR	5,950	7,704
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
French Government:
OAT:
3% 4/25/22	EUR	56,150	$ 72,862
4.5% 4/25/41	EUR	8,535	12,579
2.5% 7/25/16	EUR	13,350	17,758
4% 4/25/18	EUR	19,000	27,012
4% 4/25/55	EUR	5,750	7,891
Gabonese Republic 8.2% 12/12/17 (f)		2,000	2,375
Georgia Republic 6.875% 4/12/21 (f)		6,670	7,104
German Federal Republic:
0.75% 2/24/17	EUR	62,100	79,157
1.75% 6/14/13	EUR	18,150	23,337
2.5% 2/27/15	EUR	64,600	86,733
3.25% 7/4/21	EUR	64,615	94,309
3.25% 7/4/42	EUR	15,105	22,866
Ghana Republic:
8.5% 10/4/17 (f)		3,040	3,374
14.25% 7/29/13	GHS	3,400	1,629
14.99% 3/11/13	GHS	9,468	4,669
15.65% 6/3/13	GHS	1,965	962
Government of Bermuda 4.138% 1/3/23 (f)		1,990	2,020
Guatemalan Republic 5.75% 6/6/22 (f)		2,860	2,960
Hungarian Republic:
4.75% 2/3/15		15,585	14,962
7.625% 3/29/41		8,835	8,658
Indonesian Republic:
4.875% 5/5/21 (f)		7,605	8,270
5.25% 1/17/42 (f)		6,585	6,873
5.875% 3/13/20 (f)		7,290	8,365
6.625% 2/17/37 (f)		5,025	6,206
6.875% 1/17/18 (f)		4,330	5,120
7.75% 1/17/38 (f)		7,700	10,607
8.5% 10/12/35 (Reg. S)		7,615	11,118
11.625% 3/4/19 (f)		8,270	12,136
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		12,935	11,189
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		26,802	35,105
5.5% 12/4/23		12,355	16,260
Italian Republic:
4% 2/1/17	EUR	47,000	57,554
4.25% 8/1/14	EUR	48,000	61,250
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Italian Republic: - continued
4.25% 3/1/20	EUR	35,500	$ 41,587
5% 3/1/22	EUR	52,000	62,783
5% 9/1/40	EUR	24,675	26,219
Japan Government:
0.2% 7/15/12	JPY	2,949,400	36,898
1.1% 6/20/20	JPY	6,300,000	82,000
1.8% 6/20/18	JPY	4,455,000	60,564
1.9% 9/20/30	JPY	3,730,000	48,906
2% 9/20/40	JPY	1,100,000	14,115
Jordanian Kingdom 3.875% 11/12/15		2,235	2,168
Latvian Republic 5.25% 2/22/17 (f)		5,530	5,730
Lebanese Republic:
4% 12/31/17		11,561	11,330
5.15% 11/12/18		1,425	1,407
Lithuanian Republic:
6.125% 3/9/21 (f)		5,290	5,806
6.625% 2/1/22 (f)		3,795	4,345
7.375% 2/11/20 (f)		5,755	6,820
Peruvian Republic:
3% 3/7/27 (e)		5,671	5,444
5.625% 11/18/50		4,140	5,040
7.35% 7/21/25		2,825	3,955
8.75% 11/21/33		7,650	12,565
Philippine Republic:
7.5% 9/25/24		1,095	1,454
7.75% 1/14/31		5,875	8,357
9.5% 2/2/30		7,205	11,681
9.875% 1/15/19		2,590	3,665
10.625% 3/16/25		5,865	9,707
Polish Government:
5% 3/23/22		2,690	2,939
6.375% 7/15/19		6,950	8,201
Provincia de Cordoba 12.375% 8/17/17 (f)		8,570	5,056
Republic of Iceland 5.875% 5/11/22 (f)		4,145	4,073
Republic of Iraq 5.8% 1/15/28 (Reg. S)		13,970	11,525
Republic of Namibia 5.5% 11/3/21 (f)		3,650	3,790
Republic of Nigeria:
0% 3/7/13	NGN	207,000	1,134
6.75% 1/28/21 (f)		2,705	2,921
Republic of Senegal 8.75% 5/13/21 (f)		1,445	1,590
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Republic of Serbia 6.75% 11/1/24 (f)		$ 28,054	$ 26,862
Romanian Republic 6.75% 2/7/22 (f)		7,082	7,401
Russian Federation:
3.25% 4/4/17 (f)		4,200	4,221
4.5% 4/4/22 (f)		4,000	4,195
5.625% 4/4/42 (f)		6,400	6,840
7.5% 3/31/30 (Reg. S)		49,190	58,968
11% 7/24/18 (Reg. S)		2,690	3,766
12.75% 6/24/28 (Reg. S)		14,030	25,254
Slovakia Republic 4.375% 5/21/22 (f)		4,165	4,061
State of Qatar 5.75% 1/20/42 (f)		3,530	4,174
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		1,495	1,536
Turkish Republic:
0% 5/15/13	TRY	6,415	3,293
5.125% 3/25/22		3,795	3,961
5.625% 3/30/21		4,440	4,851
6% 1/14/41		5,940	6,252
6.25% 9/26/22		4,590	5,193
6.75% 4/3/18		6,910	7,938
6.75% 5/30/40		5,740	6,687
6.875% 3/17/36		12,320	14,523
7% 9/26/16		7,190	8,132
7.25% 3/15/15		7,380	8,136
7.25% 3/5/38		8,050	9,912
7.375% 2/5/25		11,505	14,266
7.5% 7/14/17		7,820	9,149
7.5% 11/7/19		5,465	6,620
8% 2/14/34		2,075	2,742
11.875% 1/15/30		5,715	10,123
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		6,750	5,670
Ukraine Government:
6.25% 6/17/16 (f)		4,495	4,029
6.75% 11/14/17 (f)		2,525	2,241
7.65% 6/11/13 (f)		11,420	11,220
7.75% 9/23/20 (f)		3,430	3,096
7.95% 2/23/21 (f)		3,575	3,271
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,416
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	44,400	72,633
4.25% 12/7/40	GBP	39,575	76,316
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
United Kingdom, Great Britain and Northern Ireland: - continued
4.5% 3/7/13	GBP	14,250	$ 22,954
United Mexican States:
4.75% 3/8/44		2,766	2,973
5.125% 1/15/20		6,198	7,264
5.75% 10/12/2110		6,256	7,147
6.05% 1/11/40		12,210	15,690
6.75% 9/27/34		10,355	14,083
7.5% 4/8/33		2,770	4,037
8.3% 8/15/31		2,600	4,024
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		5,795	8,432
8% 11/18/22		4,763	6,703
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		97,601	2,855
6% 12/9/20		4,800	3,264
7% 3/31/38		4,180	2,717
7.75% 10/13/19 (Reg. S)		7,025	5,409
8.5% 10/8/14		5,855	5,782
9% 5/7/23 (Reg. S)		19,535	15,042
9.25% 9/15/27		12,155	9,906
9.25% 5/7/28 (Reg. S)		6,930	5,249
9.375% 1/13/34		6,605	5,053
10.75% 9/19/13		7,553	7,742
11.75% 10/21/26 (Reg. S)		10,915	9,632
11.95% 8/5/31 (Reg. S)		17,470	15,461
12.75% 8/23/22		22,615	21,710
13.625% 8/15/18		4,940	5,014
Vietnamese Socialist Republic:
1.5567% 3/12/16 (k)		4,495	4,000
4% 3/12/28 (e)		15,100	12,231
6.875% 1/15/16 (f)		6,695	7,113
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,343,673)			2,465,878
Common Stocks - 0.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc.	122,400	$ 1,842
Automobiles - 0.0%
General Motors Co. (a)	6,679	132
General Motors Co.:
warrants 7/10/16 (a)	133,743	1,474
warrants 7/10/19 (a)	133,743	907
Motors Liquidation Co. GUC Trust (a)	36,934	452
		2,965
Hotels, Restaurants & Leisure - 0.1%
Station Holdco LLC (a)(q)(s)	4,989,172	6,161
Station Holdco LLC warrants 6/15/18 (a)(q)(s)	198,954	10
		6,171
Media - 0.0%
Haights Cross Communications, Inc. (a)	8,267	61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	4
HMH Holdings, Inc. warrants 6/22/19 (a)(s)	32,078	62
HMH Holdings, Inc. warrants 3/9/17 (a)(s)	636,272	0
RDA Holding Co. warrants 2/19/14 (a)(s)	9,559	0
		127
TOTAL CONSUMER DISCRETIONARY		11,105
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	142,776	0
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.0%
Delta Air Lines, Inc. (a)	20,500	224
Building Products - 0.1%
Nortek, Inc. (a)	266,722	13,347
Nortek, Inc. warrants 12/7/14 (a)	7,154	36
		13,383
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	$ 0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	487
Class B (a)	2,029	162
		649
Transportation Infrastructure - 0.1%
DeepOcean Group Holding A/S (a)(f)	406,682	5,441
TOTAL INDUSTRIALS		19,704
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	49,030	467
Spansion, Inc. Class A (a)	7,866	86
		553
MATERIALS - 0.1%
Chemicals - 0.1%
Chemtura Corp. (a)	112,703	1,634
LyondellBasell Industries NV Class A	186,249	7,500
Tronox Ltd. Class A	16,192	1,955
		11,089
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	4,139	226
Metals & Mining - 0.0%
Aleris International, Inc. (a)(s)	38,307	1,796
TOTAL MATERIALS		13,111
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	194
TOTAL COMMON STOCKS (Cost $62,057)		44,667
Preferred Stocks - 0.4%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	208,600	$ 6,926
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	4,000	4,152
TOTAL CONSUMER DISCRETIONARY		11,078
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	57,438	410
TOTAL CONVERTIBLE PREFERRED STOCKS		11,488
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	32,379	28,655
TOTAL PREFERRED STOCKS (Cost $35,133)		40,143
Floating Rate Loans - 4.2%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.1%
ServiceMaster Co.:
term loan 2.7902% 7/24/14 (k)		$ 6,144	6,068
Tranche DD, term loan 2.75% 7/24/14 (k)		633	625
			6,693
Hotels, Restaurants & Leisure - 0.0%
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4952% 1/28/18 (k)		3,600	3,186
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)		288	244
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (k)		900	887
Wok Acquisition Corp. Tranche B, term loan 6/22/19 (k)		1,185	1,188
			5,505
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (k)		$ 1,445	$ 1,452
Media - 0.1%
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (k)		3,830	3,811
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (k)		1,400	1,388
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	9	9
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)		6,977	6,175
			11,383
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (k)		19,675	19,577
Michaels Stores, Inc. Tranche B1, term loan 2.75% 10/31/13 (k)		11,459	11,430
			31,007
TOTAL CONSUMER DISCRETIONARY			56,040
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (k)		2,365	2,371
Tranche B 1LN, term loan 6.2657% 2/21/18 (k)		416	415
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (k)		1,771	1,753
U.S. Foodservice term loan 5.75% 3/31/17 (k)		8,088	7,724
			12,263
Personal Products - 0.0%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (k)		2,391	2,400
Revlon Consumer Products Corp. term loan 4.7525% 11/19/17 (k)		4,653	4,624
			7,024
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (k)		8,176	8,216
TOTAL CONSUMER STAPLES			27,503
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)		$ 3,250	$ 3,185
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (k)		4,860	4,805
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)		6,060	6,090
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (k)		11,050	10,829
			24,909
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (k)		16,795	16,859
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)		3,816	3,816
			20,675
Insurance - 0.3%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (k)		13,649	13,599
Tranche 2nd LN, term loan 9% 5/24/19 (k)		8,175	8,339
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (k)		9,815	10,257
			32,195
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (k)		359	335
Credit-Linked Deposit 4.4913% 10/10/16 (k)		683	645
term loan 4.4908% 10/10/16 (k)		9,812	9,272
			10,252
TOTAL FINANCIALS			63,122
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
DaVita, Inc. Tranche A, term loan 2.75% 10/20/15 (k)		7,000	6,948
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (k)		12,482	12,373
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (k)		8,148	8,005
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (k)		2,505	2,505
			29,831
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (k)		$ 12,771	$ 12,851
TOTAL HEALTH CARE			42,682
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)		1,719	1,719
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.22% 12/31/18 (k)		8,780	8,297
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)		12,076	11,714
US Airways Group, Inc. term loan 2.7453% 3/23/14 (k)		10,208	9,698
			29,709
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (k)		2,065	2,080
Commercial Services & Supplies - 0.1%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (k)		1,095	1,099
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)		4,658	4,670
			5,769
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)		15,218	14,343
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (k)		1,064	1,058
Industrial Conglomerates - 0.1%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)		8,873	8,851
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (k)		4,945	4,963
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (k)		$ 638	$ 636
Tranche D, term loan 5/13/14 (r)		1,123	1,119
			1,755
TOTAL INDUSTRIALS			70,247
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (k)		12,648	12,395
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (k)		2,574	2,491
Flextronics International Ltd.:
Tranche B A1, term loan 2.4953% 10/1/14 (k)		963	949
Tranche B A2, term loan 2.4953% 10/1/14 (k)		2,070	2,039
Tranche B A3, term loan 2.4888% 10/1/14 (k)		2,414	2,378
Tranche B-A, term loan 2.4891% 10/1/14 (k)		3,353	3,302
			11,159
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV:
term loan 4.5% 3/4/17 (k)		5,861	5,788
Tranche A 2LN, term loan 5.5% 3/4/17 (k)		7,057	7,074
Tranche A6, term loan 5.25% 3/19/19 (k)		15,127	15,127
			27,989
Software - 0.2%
Kronos, Inc.:
Tranche B 1LN, term loan 5.2106% 6/11/17 (k)		8,534	8,534
Tranche B 2LN, term loan 10.4606% 6/11/18 (k)		1,790	1,790
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (k)		10,205	10,256
			20,580
TOTAL INFORMATION TECHNOLOGY			72,123
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.1%
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (k)		$ 7,481	$ 7,332
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (k)		913	920
			8,252
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)		7,882	7,823
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (k)		1,581	1,581
			9,404
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (k)		1,392	1,365
TOTAL MATERIALS			19,021
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (k)		4,950	4,870
Intelsat Jackson Holdings SA:
term loan 3.2408% 2/1/14 (k)		7,335	7,115
Tranche B, term loan 5.25% 4/2/18 (k)		11,077	11,077
			23,062
UTILITIES - 0.7%
Electric Utilities - 0.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7408% 10/10/17 (k)		81,866	48,813
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B, term loan 6.5% 4/24/18 (k)		2,650	2,677
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (k)		7,834	7,785
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
LSP Madison Funding LLC Tranche 1LN, term loan 6/28/19 (k)		$ 5,830	$ 5,743
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)		8,987	8,987
			22,515
TOTAL UTILITIES			74,005
TOTAL FLOATING RATE LOANS (Cost $481,106)			472,714
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)		5,622	5,256
Goldman Sachs 1.25% 12/14/19 (k)		5,152	4,817
1.25% 12/14/19 (k)		381	356
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $9,641)			10,429
Fixed-Income Funds - 0.7%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $54,907)	806,740	81,876
Preferred Securities - 0.2%
	Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 5,310	5,708
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(k)	2,035	2,286
Preferred Securities - continued
	Principal Amount (000s)(d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
Bank of America Corp.:
8% (g)(k)	$ 6,320	$ 6,817
8.125% (g)(k)	4,295	4,544
		11,361
TOTAL FINANCIALS		13,647
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	7,940	7,893
TOTAL PREFERRED SECURITIES (Cost $23,813)		27,248
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.17% (b) (Cost $716,588)	716,588,022	716,588
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 6/29/12 due 7/2/12 (Collateralized by U.S. Treasury Obligations) # (Cost $5,130)	$ 5,130	$ 5,130
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $10,961,800)		11,396,108
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(87,143)
NET ASSETS - 100%		$ 11,308,965
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 7/1/42	$ (3,800)	(3,995)
4% 7/1/42	(18,100)	(19,266)
4% 7/1/42	(18,100)	(19,266)
4% 7/1/42	(79,000)	(84,088)
TOTAL TBA SALE COMMITMENTS (Proceeds $126,209)		$ (126,615)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
488 CBOT 10-Year U.S. Treasury Note Contracts	Sept. 2012	$ 65,087	$ 469
621 CBOT 2-Year U.S. Treasury Note Contracts	Sept. 2012	136,736	(21)
83 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2012	12,281	102
TOTAL TREASURY CONTRACTS		$ 214,104	$ 550

The face value of futures purchased as a percentage of net assets is 1.9%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	$ 2,400	$ 38
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,966,145,000 or 17.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $20,592,000 or 0.2% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,031,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(r) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,123,000 and $1,119,000, respectively. The coupon rate will be determined at time of settlement.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,029,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 185
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 62
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,268
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,130,000 due 7/02/12 at 0.15%
Barclays Capital, Inc.	$ 1,437
Merrill Lynch, Pierce, Fenner & Smith, Inc.	992
RBS Securities, Inc.	2,701
$ 5,130
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 395
Fidelity Floating Rate Central Fund	3,175
Total	$ 3,570
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 123,932	$ -	$ 45,778	$ 81,876	5.7%
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,183	$ 11,733	$ 4,152	$ 6,298
Consumer Staples	410	-	-	410
Financials	28,655	-	28,655	-
Industrials	19,704	13,571	-	6,133
Information Technology	553	553	-	-
Materials	13,111	11,315	1,796	-
Utilities	194	194	-	-
Corporate Bonds	4,058,721	-	4,058,150	571
U.S. Government and Government Agency Obligations	2,536,335	-	2,536,335	-
U.S. Government Agency - Mortgage Securities	390,410	-	390,410	-
Asset-Backed Securities	2,274	-	2,274	-
Collateralized Mortgage Obligations	444,604	-	444,604	-
Commercial Mortgage Securities	99,091	-	99,091	-
Foreign Government and Government Agency Obligations	2,465,878	-	2,465,878	-
Floating Rate Loans	472,714	-	472,705	9
Sovereign Loan Participations	10,429	-	-	10,429
Fixed-Income Funds	81,876	81,876	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Preferred Securities	$ 27,248	$ -	$ 27,248	$ -
Other	-	-	-	-
Money Market Funds	716,588	716,588	-	-
Cash Equivalents	5,130	-	5,130	-
Total Investments in Securities:	$ 11,396,108	$ 835,830	$ 10,536,428	$ 23,850
Derivative Instruments:
Assets
Futures Contracts	$ 571	$ 571	$ -	$ -
Swap Agreements	38	-	38	-
Total Assets	$ 609	$ 571	$ 38	$ -
Liabilities
Futures Contracts	$ (21)	$ (21)	$ -	$ -
Total Derivative Instruments:	$ 588	$ 550	$ 38	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (126,615)	$ -	$ (126,615)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 571	$ (21)
Swap Agreements (b)	38	-
Total Interest Rate Risk	$ 609	$ (21)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	66.9%
Germany	2.8%
Canada	2.7%
United Kingdom	2.5%
Italy	2.2%
Venezuela	2.2%
Japan	2.0%
Netherlands	1.3%
Bermuda	1.3%
Turkey	1.3%
France	1.2%
Luxembourg	1.1%
Australia	1.1%
Mexico	1.0%
Argentina	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $5,130) - See accompanying schedule: Unaffiliated issuers (cost $10,190,305)	$ 10,597,644
Fidelity Central Funds (cost $771,495)	798,464
Total Investments (cost $10,961,800)		$ 11,396,108
Cash		10
Receivable for investments sold, regular delivery		187,993
Receivable for TBA sale commitments		126,209
Receivable for fund shares sold		20,142
Dividends receivable		54
Interest receivable		131,885
Distributions receivable from Fidelity Central Funds		538
Swap agreements, at value		38
Total assets		11,862,977

Liabilities
Payable for investments purchased Regular delivery	$ 257,700
Delayed delivery	136,494
TBA sale commitments, at value	126,615
Payable for fund shares redeemed	15,420
Distributions payable	7,168
Accrued management fee	5,256
Distribution and service plan fees payable	3,211
Payable for daily variation margin on futures contracts	442
Other affiliated payables	1,469
Other payables and accrued expenses	237
Total liabilities		554,012

Net Assets		$ 11,308,965
Net Assets consist of:
Paid in capital		$ 10,808,331
Undistributed net investment income		91,294
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,774)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		432,114
Net Assets		$ 11,308,965

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,182,831 ÷ 418,895 shares)	$ 12.37

Maximum offering price per share (100/96.00 of $12.37)	$ 12.89
Class T: Net Asset Value and redemption price per share ($1,485,104 ÷ 120,090 shares)	$ 12.37

Maximum offering price per share (100/96.00 of $12.37)	$ 12.89
Class B: Net Asset Value and offering price per share ($220,024 ÷ 17,731 shares)A	$ 12.41

Class C: Net Asset Value and offering price per share ($2,029,455 ÷ 164,403 shares)A	$ 12.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,391,551 ÷ 191,035 shares)	$ 12.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 1,550
Interest		265,766
Income from Fidelity Central Funds		3,570
Total income		270,886

Expenses
Management fee	$ 30,499
Transfer agent fees	7,859
Distribution and service plan fees	18,930
Accounting and security lending fees	803
Custodian fees and expenses	182
Independent trustees' compensation	18
Registration fees	362
Audit	59
Legal	23
Miscellaneous	57
Total expenses before reductions	58,792
Expense reductions	(1)	58,791
Net investment income (loss)		212,095
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,291
Fidelity Central Funds	14,774
Foreign currency transactions	(290)
Futures contracts	1,736
Swap agreements	37
Total net realized gain (loss)		35,548
Change in net unrealized appreciation (depreciation) on: Investment securities	210,608
Assets and liabilities in foreign currencies	(6)
Futures contracts	404
Swap agreements	38
Delayed delivery commitments	(404)
Total change in net unrealized appreciation (depreciation)		210,640
Net gain (loss)		246,188
Net increase (decrease) in net assets resulting from operations		$ 458,283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 212,095	$ 400,169
Net realized gain (loss)	35,548	197,810
Change in net unrealized appreciation (depreciation)	210,640	(203,634)
Net increase (decrease) in net assets resulting from operations	458,283	394,345
Distributions to shareholders from net investment income	(192,868)	(430,975)
Distributions to shareholders from net realized gain	(10,254)	(225,437)
Total distributions	(203,122)	(656,412)
Share transactions - net increase (decrease)	957,289	1,221,796
Total increase (decrease) in net assets	1,212,450	959,729

Net Assets
Beginning of period	10,096,515	9,136,786
End of period (including undistributed net investment income of $91,294 and undistributed net investment income of $72,067, respectively)	$ 11,308,965	$ 10,096,515

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 12.38	$ 12.13	$ 9.77	$ 11.62	$ 11.76
Income from Investment Operations
Net investment income (loss) E	.249	.536	.622	.681	.600	.616
Net realized and unrealized gain (loss)	.290	.009 H	.500	2.345	(1.826)	(.019)
Total from investment operations	.539	.545	1.122	3.026	(1.226)	.597
Distributions from net investment income	(.227)	(.572)	(.582)	(.566)	(.554)	(.607)
Distributions from net realized gain	(.012)	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.239)	(.855)	(.872)	(.666)	(.624)	(.737)
Net asset value, end of period	$ 12.37	$ 12.07	$ 12.38	$ 12.13	$ 9.77	$ 11.62
Total Return B,C,D	4.49%	4.47%	9.48%	31.74%	(10.98)%	5.22%
Ratios to Average Net Assets F,I
Expenses before reductions	.99% A	.99%	.99%	1.01%	1.02%	1.01%
Expenses net of fee waivers, if any	.99% A	.99%	.99%	1.01%	1.02%	1.01%
Expenses net of all reductions	.99% A	.99%	.99%	1.01%	1.02%	1.01%
Net investment income (loss)	4.06% A	4.29%	5.00%	6.14%	5.49%	5.27%
Supplemental Data
Net assets, end of period (in millions)	$ 5,183	$ 4,746	$ 4,169	$ 3,725	$ 2,174	$ 1,931
Portfolio turnover rate G	139% A	221%	207%	202%	255%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 12.38	$ 12.12	$ 9.77	$ 11.62	$ 11.76
Income from Investment Operations
Net investment income (loss) E	.249	.536	.621	.675	.607	.620
Net realized and unrealized gain (loss)	.290	.009 H	.511	2.341	(1.832)	(.021)
Total from investment operations	.539	.545	1.132	3.016	(1.225)	.599
Distributions from net investment income	(.227)	(.572)	(.582)	(.566)	(.555)	(.609)
Distributions from net realized gain	(.012)	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.239)	(.855)	(.872)	(.666)	(.625)	(.739)
Net asset value, end of period	$ 12.37	$ 12.07	$ 12.38	$ 12.12	$ 9.77	$ 11.62
Total Return B,C,D	4.49%	4.48%	9.57%	31.64%	(10.97)%	5.24%
Ratios to Average Net Assets F,I
Expenses before reductions	.99%A	.98%	.99%	1.01%	1.01%	.99%
Expenses net of fee waivers, if any	.99% A	.98%	.99%	1.01%	1.01%	.99%
Expenses net of all reductions	.99% A	.98%	.99%	1.01%	1.01%	.99%
Net investment income (loss)	4.06% A	4.29%	5.00%	6.14%	5.50%	5.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,485	$ 1,471	$ 1,571	$ 1,579	$ 1,337	$ 1,983
Portfolio turnover rate G	139% A	221%	207%	202%	255%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 12.42	$ 12.16	$ 9.80	$ 11.65	$ 11.79
Income from Investment Operations
Net investment income (loss) E	.206	.449	.535	.600	.525	.533
Net realized and unrealized gain (loss)	.290	.007 H	.509	2.348	(1.831)	(.022)
Total from investment operations	.496	.456	1.044	2.948	(1.306)	.511
Distributions from net investment income	(.184)	(.483)	(.494)	(.488)	(.474)	(.521)
Distributions from net realized gain	(.012)	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.196)	(.766)	(.784)	(.588)	(.544)	(.651)
Net asset value, end of period	$ 12.41	$ 12.11	$ 12.42	$ 12.16	$ 9.80	$ 11.65
Total Return B,C,D	4.11%	3.72%	8.77%	30.72%	(11.60)%	4.44%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A	1.69%	1.70%	1.72%	1.76%	1.74%
Expenses net of fee waivers, if any	1.70% A	1.69%	1.70%	1.72%	1.75%	1.74%
Expenses net of all reductions	1.70% A	1.69%	1.70%	1.72%	1.75%	1.74%
Net investment income (loss)	3.35% A	3.59%	4.30%	5.43%	4.76%	4.54%
Supplemental Data
Net assets, end of period (in millions)	$ 220	$ 244	$ 307	$ 348	$ 267	$ 335
Portfolio turnover rate G	139% A	221%	207%	202%	255%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 12.36	$ 12.10	$ 9.76	$ 11.60	$ 11.74
Income from Investment Operations
Net investment income (loss) E	.202	.441	.528	.597	.517	.526
Net realized and unrealized gain (loss)	.281	.010 H	.512	2.327	(1.817)	(.020)
Total from investment operations	.483	.451	1.040	2.924	(1.300)	.506
Distributions from net investment income	(.181)	(.478)	(.490)	(.484)	(.470)	(.516)
Distributions from net realized gain	(.012)	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.193)	(.761)	(.780)	(.584)	(.540)	(.646)
Net asset value, end of period	$ 12.34	$ 12.05	$ 12.36	$ 12.10	$ 9.76	$ 11.60
Total Return B,C,D	4.02%	3.71%	8.77%	30.60%	(11.59)%	4.42%
Ratios to Average Net Assets F,I
Expenses before reductions	1.75% A	1.74%	1.74%	1.75%	1.79%	1.78%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.74%	1.75%	1.79%	1.78%
Expenses net of all reductions	1.75% A	1.74%	1.74%	1.75%	1.79%	1.78%
Net investment income (loss)	3.31% A	3.54%	4.26%	5.40%	4.72%	4.50%
Supplemental Data
Net assets, end of period (in millions)	$ 2,029	$ 1,824	$ 1,609	$ 1,336	$ 800	$ 866
Portfolio turnover rate G	139% A	221%	207%	202%	255%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 12.52	$ 12.25	$ 9.87	$ 11.72	$ 11.86
Income from Investment Operations
Net investment income (loss) D	.266	.570	.657	.710	.635	.652
Net realized and unrealized gain (loss)	.298	.003 G	.514	2.361	(1.835)	(.027)
Total from investment operations	.564	.573	1.171	3.071	(1.200)	.625
Distributions from net investment income	(.242)	(.600)	(.611)	(.591)	(.580)	(.635)
Distributions from net realized gain	(.012)	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.254)	(.883)	(.901)	(.691)	(.650)	(.765)
Net asset value, end of period	$ 12.52	$ 12.21	$ 12.52	$ 12.25	$ 9.87	$ 11.72
Total Return B,C	4.64%	4.66%	9.80%	31.92%	(10.67)%	5.42%
Ratios to Average Net Assets E,H
Expenses before reductions	.76% A	.76%	.76%	.78%	.78%	.77%
Expenses net of fee waivers, if any	.76% A	.76%	.76%	.78%	.78%	.77%
Expenses net of all reductions	.76% A	.76%	.76%	.78%	.78%	.76%
Net investment income (loss)	4.30% A	4.52%	5.23%	6.37%	5.73%	5.52%
Supplemental Data
Net assets, end of period (in millions)	$ 2,392	$ 1,812	$ 1,481	$ 1,156	$ 750	$ 889
Portfolio turnover rate F	139% A	221%	207%	202%	255%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships, deferred trustee compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 673,768
Gross unrealized depreciation	(194,216)
Net unrealized appreciation (depreciation) on securities and other investments	$ 479,552

Tax cost	$ 10,916,556

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Repurchase Agreements - continued

The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage

Semiannual Report

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange traded futures contracts are not

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 1,736	$ 404
Swap Agreements	37	38
Totals (a)	$ 1,773	$ 442

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,819,380 and $3,307,920, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,306	$ 105
Class T	-%	.25%	1,863	27
Class B	.65%	.25%	1,052	762
Class C	.75%	.25%	9,709	2,142
			$ 18,930	$ 3,036

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 520
Class T	101
Class B*	191
Class C*	125
$ 937

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,547.14
Class T	1,044.14
Class B	234.20
Class C	1,384.14
Institutional Class	1,650.16
	$ 7,859

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

9. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $87.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $23,122. The weighted average interest rate was .66%. The interest expense amounted to four hundred twenty four dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Class A	$ 93,110	$ 205,948
Class T	27,539	68,991
Class B	3,482	10,324
Class C	28,596	66,420
Institutional Class	40,141	79,292
Total	$ 192,868	$ 430,975

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Distributions to Shareholders - continued

	Six months ended June 30, 2012	Year ended December 31, 2011
From net realized gain
Class A	$ 4,853	$ 105,689
Class T	1,456	33,932
Class B	237	5,842
Class C	1,850	40,648
Institutional Class	1,858	39,326
Total	$ 10,254	$ 225,437

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Class A
Shares sold	73,167	126,923	$ 900,876	$ 1,585,126
Reinvestment of distributions	6,087	20,017	75,198	246,096
Shares redeemed	(53,461)	(90,489)	(658,330)	(1,129,354)
Net increase (decrease)	25,793	56,451	$ 317,744	$ 701,868
Class T
Shares sold	12,372	25,003	$ 152,294	$ 311,991
Reinvestment of distributions	1,941	6,988	23,975	85,992
Shares redeemed	(16,094)	(36,994)	(198,170)	(461,831)
Net increase (decrease)	(1,781)	(5,003)	$ (21,901)	$ (63,848)
Class B
Shares sold	555	1,555	$ 6,846	$ 19,480
Reinvestment of distributions	230	1,018	2,853	12,558
Shares redeemed	(3,187)	(7,166)	(39,378)	(89,747)
Net increase (decrease)	(2,402)	(4,593)	$ (29,679)	$ (57,709)
Class C
Shares sold	25,035	44,256	$ 307,671	$ 551,111
Reinvestment of distributions	1,867	6,683	23,012	81,884
Shares redeemed	(13,932)	(29,665)	(171,115)	(369,130)
Net increase (decrease)	12,970	21,274	$ 159,568	$ 263,865

Semiannual Report

13. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Institutional Class
Shares sold	63,393	67,033	$ 789,371	$ 846,232
Reinvestment of distributions	2,479	6,936	30,987	86,262
Shares redeemed	(23,179)	(43,944)	(288,801)	(554,874)
Net increase (decrease)	42,693	30,025	$ 531,557	$ 377,620

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

15. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SI-USAN-0812
1.787775.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Class A	.99%
Actual		$ 1,000.00	$ 1,044.90	$ 5.03
Hypothetical A		$ 1,000.00	$ 1,019.94	$ 4.97
Class T	.99%
Actual		$ 1,000.00	$ 1,044.90	$ 5.03
Hypothetical A		$ 1,000.00	$ 1,019.94	$ 4.97
Class B	1.70%
Actual		$ 1,000.00	$ 1,041.10	$ 8.63
Hypothetical A		$ 1,000.00	$ 1,016.41	$ 8.52
Class C	1.75%
Actual		$ 1,000.00	$ 1,040.20	$ 8.88
Hypothetical A		$ 1,000.00	$ 1,016.16	$ 8.77
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,046.40	$ 3.87
Hypothetical A		$ 1,000.00	$ 1,021.08	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.8	19.2
Fannie Mae	3.0	1.8
German Federal Republic	2.7	2.3
Freddie Mac	2.4	1.4
Italian Republic	2.2	1.5
	30.1
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	8.4	5.8
Energy	5.4	6.2
Consumer Discretionary	5.4	4.9
Industrials	4.7	4.4
Materials	3.9	3.5
Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
U.S. Government and U.S. Government Agency Obligations † 30.7%	U.S. Government and U.S. Government Agency Obligations † 28.4%
AAA,AA,A 13.7%	AAA,AA,A 14.5%
BBB 6.0%	BBB 4.3%
BB 15.3%	BB 14.1%
B 20.1%	B 23.1%
CCC,CC,C 5.8%	CCC,CC,C 4.9%
Not Rated 2.0%	Not Rated 2.4%
Equities 0.8%	Equities 0.7%
Short-Term Investments and Net Other Assets 5.6%	Short-Term Investments and Net Other Assets 7.6%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Preferred Securities 0.2%		Preferred Securities 0.3%
	Corporate Bonds 35.9%		Corporate Bonds 34.7%
	U.S. Government and U.S. Government Agency Obligations † 30.7%		U.S. Government and U.S. Government Agency Obligations † 28.4%
	Foreign Government & Government Agency Obligations 21.8%		Foreign Government & Government Agency Obligations 22.8%
	Floating Rate Loans 4.9%		Floating Rate Loans 5.3%
	Stocks 0.8%		Stocks 0.7%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.6%		Short-Term Investments and Net Other Assets (Liabilities) 7.6%
* Foreign investments	33.1%	** Foreign investments	33.8%
* Futures and Swaps	1.9%	** Futures and Swaps	1.7%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.9%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 8,595	$ 12,506
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,627
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,160	2,128
MATERIALS - 0.1%
Metals & Mining - 0.1%
Vedanta Resources Jersey II Ltd.:
4% 3/30/17		5,400	5,292
5.5% 7/13/16		3,000	2,760
			8,052
TOTAL CONVERTIBLE BONDS			25,313
Nonconvertible Bonds - 35.7%
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.4%
Affinia Group, Inc.:
9% 11/30/14		5,140	5,185
10.75% 8/15/16 (f)		1,611	1,728
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,917
Dana Holding Corp.:
6.5% 2/15/19		3,770	4,015
6.75% 2/15/21		1,560	1,685
Delphi Corp.:
5.875% 5/15/19		5,365	5,714
6.125% 5/15/21		5,255	5,741
Exide Technologies 8.625% 2/1/18		2,135	1,681
International Automotive Components Group SA 9.125% 6/1/18 (f)		5,245	4,812
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,330	2,391
Tenneco, Inc.:
6.875% 12/15/20		6,205	6,701
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Tenneco, Inc.: - continued
7.75% 8/15/18		$ 1,545	$ 1,657
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		4,917	5,237
			48,464
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		2,240	2,318
Ford Motor Co. 7.45% 7/16/31		2,365	2,962
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	0
7.125% 7/15/13 (c)		1,605	0
7.2% 1/15/2011 (c)		4,015	0
7.4% 9/1/25 (c)		500	0
7.7% 4/15/16 (c)		7,804	0
8.25% 7/15/23 (c)		4,845	0
8.375% 7/15/33 (c)		7,015	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		3,970	4,307
			9,587
Diversified Consumer Services - 0.0%
ServiceMaster Co. 8% 2/15/20		2,920	3,179
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	15,205	7,968
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (f)		20,685	20,840
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		1,520	1,573
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,506
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,867
MCE Finance Ltd. 10.25% 5/15/18		7,675	8,730
MGM Mirage, Inc. 10.375% 5/15/14		1,535	1,740
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(k)		2,333	1,546
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		12,593	13,108
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		2,745	3,047
NCL Corp. Ltd. 9.5% 11/15/18		1,450	1,584
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		$ 1,135	$ 1,172
Roadhouse Financing, Inc. 10.75% 10/15/17		1,550	1,488
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		670	690
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,540	1,178
Station Casinos LLC 3.66% 6/18/18 (e)(f)		20,450	15,389
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		580	606
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		1,970	2,111
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		788	299
Wok Acquisition Corp. 10.25% 6/30/20 (f)		2,580	2,670
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (f)		14,400	14,328
7.75% 8/15/20		22,030	24,233
			130,673
Household Durables - 1.0%
Jarden Corp. 6.125% 11/15/22		3,220	3,445
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,607
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)		6,200	6,417
7.125% 4/15/19 (f)		12,480	13,042
7.875% 8/15/19 (f)		6,920	7,439
8.5% 5/15/18 (e)(f)		445	427
8.5% 2/15/21 (e)(f)		21,645	20,292
9% 4/15/19 (f)		24,210	23,605
9.875% 8/15/19 (f)		11,055	11,304
9.875% 8/15/19 (f)		3,470	3,600
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,292	1,399
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,464
8.375% 1/15/21		4,340	4,731
Toll Brothers Finance Corp. 5.875% 2/15/22		5,175	5,473
			111,245
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		$ 7,710	$ 8,481
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,648
			10,129
Media - 1.2%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		2,255	2,356
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		10,200	10,863
6.625% 1/31/22		8,220	8,795
7.375% 6/1/20		5,685	6,239
7.875% 4/30/18		2,920	3,176
8.125% 4/30/20		6,955	7,755
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		9,330	10,030
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		3,718	4,146
Checkout Holding Corp. 0% 11/15/15 (f)		3,225	1,500
DISH DBS Corp.:
5.875% 7/15/22 (f)		14,425	14,569
6.75% 6/1/21		9,370	10,096
EchoStar Communications Corp. 7.125% 2/1/16		18,425	20,175
Liberty Media Corp. 8.5% 7/15/29		6,535	6,731
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
MDC Partners, Inc. 11% 11/1/16		845	900
MediMedia USA, Inc. 11.375% 11/15/14 (f)		850	765
Sheridan Group, Inc. 12.5% 4/15/14		2,986	2,478
Sinclair Television Group, Inc. 8.375% 10/15/18		3,550	3,883
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		4,090	4,141
WMG Acquisition Corp. 11.5% 10/1/18		15,140	16,427
			135,025
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,579
Claire's Stores, Inc. 8.875% 3/15/19		1,770	1,513
Limited Brands, Inc. 5.625% 2/15/22		8,065	8,226
Office Depot, Inc. 9.75% 3/15/19 (f)		3,730	3,637
Sally Holdings LLC 6.875% 11/15/19		3,305	3,586
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc. 9% 3/15/18		$ 9,150	$ 9,905
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		2,770	2,839
			31,285
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		7,350	7,754
Levi Strauss & Co. 7.625% 5/15/20		9,350	10,051
Polymer Group, Inc. 7.75% 2/1/19		1,575	1,666
			19,471
TOTAL CONSUMER DISCRETIONARY			499,058
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		780	803
Food & Staples Retailing - 0.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		4,655	5,004
Grifols, Inc. 8.25% 2/1/18		4,920	5,277
Rite Aid Corp.:
8% 8/15/20		4,380	4,949
9.25% 3/15/20 (f)		8,270	8,311
9.25% 3/15/20 (f)		4,930	4,955
9.75% 6/12/16		590	652
10.25% 10/15/19		1,835	2,064
			31,212
Food Products - 0.3%
Darling International, Inc. 8.5% 12/15/18		1,130	1,271
Dean Foods Co. 9.75% 12/15/18		7,250	8,120
Gruma SAB de CV 7.75% (Reg. S) (g)		5,330	5,330
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (f)		3,315	3,265
11.625% 5/1/14		5,200	5,928
MHP SA 10.25% 4/29/15 (f)		4,000	3,820
Michael Foods, Inc. 9.75% 7/15/18		1,885	2,069
Smithfield Foods, Inc. 10% 7/15/14		5,540	6,302
			36,105
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.1%
Harbinger Group, Inc. 10.625% 11/15/15		$ 2,645	$ 2,757
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (f)		2,890	3,266
			6,023
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,704
NBTY, Inc. 9% 10/1/18		5,005	5,537
Prestige Brands, Inc. 8.125% 2/1/20 (f)		770	841
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,156
			12,238
TOTAL CONSUMER STAPLES			86,381
ENERGY - 5.2%
Energy Equipment & Services - 0.2%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,170
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		5,735	5,162
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,492
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		2,298	2,401
Oil States International, Inc. 6.5% 6/1/19		3,855	4,009
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,581
Precision Drilling Corp. 6.5% 12/15/21		940	959
Pride International, Inc. 6.875% 8/15/20		3,150	3,878
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,615	1,720
			26,372
Oil, Gas & Consumable Fuels - 5.0%
Afren PLC 11.5% 2/1/16 (f)		2,375	2,512
Alpha Natural Resources, Inc.:
6% 6/1/19		3,615	3,082
6.25% 6/1/21		1,415	1,189
ATP Oil & Gas Corp. 11.875% 5/1/15		11,920	5,483
Berry Petroleum Co. 10.25% 6/1/14		2,220	2,486
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,750	3,789
9.625% 8/1/20 (f)		4,800	4,800
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		9,835	10,228
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chaparral Energy, Inc. 9.875% 10/1/20		$ 1,845	$ 2,048
Clayton Williams Energy, Inc. 7.75% 4/1/19		5,160	5,057
Concho Resources, Inc.:
6.5% 1/15/22		6,135	6,380
7% 1/15/21		2,855	3,048
Continental Resources, Inc.:
5% 9/15/22 (f)		9,600	9,732
7.125% 4/1/21		2,540	2,807
8.25% 10/1/19		885	987
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19		2,235	2,218
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,154
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,236
9.75% 3/1/16		1,660	1,814
DTEK Finance BV 9.5% 4/28/15 (f)		2,435	2,362
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,112
Endeavour International Corp. 12% 3/1/18 (f)		5,910	6,176
Energy Partners Ltd. 8.25% 2/15/18		6,600	6,518
Energy Transfer Equity LP 7.5% 10/15/20		10,210	11,205
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		12,735	13,626
EXCO Resources, Inc. 7.5% 9/15/18		8,000	6,600
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,311
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		3,510	3,870
7% 5/5/20 (f)		4,100	4,664
9.125% 7/2/18 (f)		4,825	5,989
11.75% 1/23/15 (f)		3,780	4,498
Laredo Pete, Inc. 7.375% 5/1/22 (f)		5,910	6,132
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		19,190	20,197
8.625% 4/15/20		14,410	15,527
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
6.25% 6/15/22		9,605	9,893
6.75% 11/1/20		1,880	1,988
Naftogaz of Ukraine NJSC 9.5% 9/30/14		4,375	4,173
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Newfield Exploration Co.:
5.625% 7/1/24		$ 5,200	$ 5,317
6.875% 2/1/20		12,875	13,648
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17		4,575	4,895
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		16,300	14,589
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		7,674	8,365
Pan American Energy LLC 7.875% 5/7/21 (f)		2,950	2,493
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		9,325	9,278
Pemex Project Funding Master Trust:
5.75% 3/1/18		5,050	5,719
6.625% 6/15/35		13,045	15,654
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)		6,670	6,603
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,230	5,637
6.875% 1/20/40		3,175	3,813
8.375% 12/10/18		4,435	5,490
Petrohawk Energy Corp. 7.875% 6/1/15		22,900	23,806
Petroleos de Venezuela SA:
4.9% 10/28/14		22,325	19,200
5% 10/28/15		3,035	2,360
5.375% 4/12/27		16,760	9,595
5.5% 4/12/37		7,675	4,356
8% 11/17/13		4,785	4,761
8.5% 11/2/17 (f)		48,355	39,168
9% 11/17/21 (Reg. S)		7,745	5,673
12.75% 2/17/22 (f)		18,475	17,367
Petroleos Mexicanos:
4.875% 1/24/22 (f)		3,930	4,264
5.5% 1/21/21		4,720	5,357
5.5% 6/27/44 (f)		3,685	3,786
6% 3/5/20		2,990	3,487
6.5% 6/2/41		2,090	2,440
6.5% 6/2/41 (f)		2,185	2,573
6.625% (f)(g)		14,095	14,377
8% 5/3/19		2,695	3,456
Petroleum Development Corp. 12% 2/15/18		4,390	4,697
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	10,273
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Adaro Indonesia 7.625% 10/22/19 (f)		$ 3,859	$ 4,071
PT Pertamina Persero:
4.875% 5/3/22 (f)		4,240	4,240
5.25% 5/23/21 (f)		3,185	3,281
6% 5/3/42 (f)		4,240	4,187
6.5% 5/27/41 (f)		2,470	2,587
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,799
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,819
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,576
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (f)		2,660	2,653
6.875% 2/1/21		2,785	2,896
11.25% 7/15/17		4,265	4,809
Teekay Corp. 8.5% 1/15/20		3,695	3,760
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	689
7.625% 4/1/37		1,035	1,272
8.375% 6/15/32		1,155	1,511
Venoco, Inc.:
8.875% 2/15/19		7,315	6,529
11.5% 10/1/17		5,185	5,444
WPX Energy, Inc. 6% 1/15/22		7,035	7,000
YPF SA 10% 11/2/28		2,835	2,778
			561,289
TOTAL ENERGY			587,661
FINANCIALS - 7.3%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,755	6,100
Lloyds TSB Bank PLC 4.875% 3/30/27	GBP	5,300	8,813
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,580	465
			15,378
Commercial Banks - 2.0%
Abbey National Treasury Services PLC 5.25% 2/16/29	GBP	3,400	5,592
African Export-Import Bank 8.75% 11/13/14		2,145	2,351
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Akbank T.A.S.:
5.125% 7/22/15 (f)		$ 5,370	$ 5,430
6.5% 3/9/18 (f)		1,415	1,475
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (f)		1,280	1,526
Barclays Bank PLC 4.25% 1/12/22	GBP	3,850	6,421
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,330	4,417
CIT Group, Inc.:
5% 5/15/17		12,005	12,305
5.25% 3/15/18		24,005	24,785
5.375% 5/15/20		10,385	10,619
5.5% 2/15/19 (f)		35,510	36,487
7% 5/2/17 (f)		9,854	9,866
Co-Operative Bank PLC 4.75% 11/11/21	GBP	4,110	6,841
Development Bank of Philippines 8.375% (g)(k)		6,440	6,923
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		3,585	3,477
European Investment Bank 5.375% 6/7/21	GBP	4,250	7,938
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		2,845	2,809
HSBK (Europe) BV:
7.25% 5/3/17 (f)		5,550	5,564
9.25% 10/16/13 (f)		3,262	3,376
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	290,000	1,638
8.2% 12/12/12	NGN	920,000	5,342
JSC Kazkommertsbank BV 8% 11/3/15 (f)		4,460	4,126
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		1,675	1,644
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	5,250	6,894
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	4,750	8,375
RSHB Capital SA:
6% 6/3/21 (f)		2,155	2,117
9% 6/11/14 (f)		2,120	2,332
SSB #1 PLC 8.25% 3/10/16		950	805
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	50	71
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		$ 5,375	$ 4,139
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		3,965	3,965
US Bank NA 1.076% 2/28/17 (k)	EUR	1,600	1,847
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		10,335	10,774
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		2,975	3,001
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (f)		4,205	4,247
			219,519
Consumer Finance - 2.6%
Ally Financial, Inc.:
3.6669% 2/11/14 (k)		7,265	7,120
5.5% 2/15/17		7,530	7,662
7.5% 9/15/20		41,390	46,564
8% 3/15/20		28,925	33,264
Ford Motor Credit Co. LLC:
4.25% 2/3/17		24,035	25,194
5.75% 2/1/21		2,370	2,601
5.875% 8/2/21		17,745	19,741
12% 5/15/15		12,770	15,899
General Motors Acceptance Corp. 8% 11/1/31		27,890	32,226
GMAC LLC:
6.75% 12/1/14		2,965	3,128
8% 11/1/31		64,378	75,161
SLM Corp.:
6% 1/25/17		9,240	9,494
7.25% 1/25/22		4,800	4,992
8% 3/25/20		7,185	7,868
			290,914
Diversified Financial Services - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		4,705	4,940
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		6,450	5,773
BP Capital Markets PLC 3.83% 10/6/17	EUR	2,750	3,784
CDW LLC/CDW Finance Corp. 8% 12/15/18 (e)		1,590	1,717
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	214	$ 402
8.151% 12/31/30	GBP	475	1,024
European Economic Community 2.875% 4/4/28	EUR	6,500	8,120
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (f)		5,580	5,803
9.375% 5/1/20 (f)		23,220	24,033
Fibria Overseas Finance Ltd.:
6.75% 3/3/21 (f)		1,660	1,660
7.5% 5/4/20 (f)		2,295	2,387
GE Capital UK Funding 4.375% 7/31/19	GBP	5,050	8,302
General Motors Financial Co., Inc. 6.75% 6/1/18		6,140	6,708
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		4,195	4,447
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		14,795	15,553
8% 1/15/18		37,667	40,021
Indo Energy Finance BV 7% 5/7/18 (f)		3,710	3,617
Magnesita Finance Ltd. 8.625% (f)(g)		2,595	2,582
Offshore Group Investment Ltd. 11.5% 8/1/15		5,870	6,310
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	1,350	2,296
Regions Financing Trust II 6.625% 5/15/47 (k)		4,735	4,498
TMK Capital SA 7.75% 1/27/18		4,325	4,044
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		11,580	13,635
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (f)(k)		2,910	3,128
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (f)		7,210	7,733
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)		3,025	3,131
6.8% 11/22/25 (f)		3,065	3,203
6.902% 7/9/20 (f)		7,355	7,980
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		$ 21,289	$ 13,395
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		9,020	8,975
			219,201
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (f)		2,935	3,126
USI Holdings Corp. 4.3419% 11/15/14 (f)(k)		920	853
			3,979
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,955	8,273
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (f)		13,845	13,810
6.75% 10/15/22		8,390	8,935
7.5% 2/15/20		4,860	5,310
			36,328
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,565	5,899
Realogy Corp.:
7.625% 1/15/20 (f)		6,330	6,567
7.875% 2/15/19 (f)		7,240	7,150
9% 1/15/20 (f)		5,210	5,353
11.5% 4/15/17		280	265
12% 4/15/17		2,748	2,570
Taylor Morrison Community Monarch 7.75% 4/15/20 (f)		3,830	3,974
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,492	4,015
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		845	883
			36,676
TOTAL FINANCIALS			821,995
HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 0.2%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18 (f)		1,740	1,801
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kinetic Concepts, Inc./KCI (USA), Inc.:
10.5% 11/1/18 (f)		$ 14,405	$ 15,053
12.5% 11/1/19 (f)		9,455	8,462
			25,316
Health Care Providers & Services - 2.6%
Community Health Systems, Inc. 8% 11/15/19		13,255	14,050
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,654
DaVita, Inc.:
6.375% 11/1/18		12,740	13,250
6.625% 11/1/20		3,875	4,030
Emergency Medical Services Corp. 8.125% 6/1/19		6,200	6,471
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (f)		15,215	15,862
5.875% 1/31/22 (f)		16,815	17,572
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	4,911
HCA Holdings, Inc. 7.75% 5/15/21		38,425	41,163
HCA, Inc.:
5.875% 3/15/22		19,190	20,030
6.5% 2/15/16		4,220	4,526
6.5% 2/15/20		9,920	10,788
7.25% 9/15/20		38,835	42,427
7.5% 2/15/22		12,110	13,170
8% 10/1/18		1,365	1,529
Health Management Associates, Inc. 7.375% 1/15/20 (f)		2,985	3,172
HealthSouth Corp. 8.125% 2/15/20		7,395	8,061
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		13,245	13,046
InVentiv Health, Inc. 10% 8/15/18 (f)		905	747
Radiation Therapy Services, Inc. 8.875% 1/15/17 (f)		4,030	3,869
ResCare, Inc. 10.75% 1/15/19		2,735	3,029
Rotech Healthcare, Inc. 10.5% 3/15/18		2,475	1,238
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,200	1,290
Tenet Healthcare Corp. 6.25% 11/1/18		38,116	40,117
UHS Escrow Corp. 7% 10/1/18		1,020	1,099
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		$ 4,295	$ 4,338
Vanguard Health Systems, Inc. 0% 2/1/16		241	166
			291,605
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,860	4,921
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (f)		4,285	4,478
			9,399
Pharmaceuticals - 0.4%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,775	6,295
Leiner Health Products, Inc. 11% 6/1/49 (c)		1,885	0
Mylan, Inc.:
6% 11/15/18 (f)		10,955	11,475
7.625% 7/15/17 (f)		3,900	4,290
7.875% 7/15/20 (f)		7,040	7,920
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		9,090	8,908
6.875% 12/1/18 (f)		8,900	9,212
			48,100
TOTAL HEALTH CARE			374,420
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	336
12% 11/1/14 pay-in-kind		1,491	1,393
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		18,060	18,828
7.125% 3/15/21		1,675	1,750
			22,307
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		3,295	3,427
Airlines - 0.5%
Air Canada 9.25% 8/1/15 (f)		7,170	6,955
American Airlines, Inc. equipment trust certificate 13% 8/1/16		3,534	3,763
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		$ 5,349	$ 5,750
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		782	804
Continental Airlines, Inc. 7.25% 11/10/19		4,567	5,173
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		1,214	1,287
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,169	8,781
8.021% 8/10/22		3,523	3,562
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,065	2,189
8.028% 11/1/17		593	599
United Air Lines, Inc.:
9.875% 8/1/13 (f)		1,735	1,804
12% 11/1/13 (f)		3,415	3,560
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		7,101	8,077
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		5,092	5,397
			57,701
Building Products - 0.1%
Building Materials Corp. of America 6.75% 5/1/21 (f)		4,665	4,992
HD Supply, Inc. 11% 4/15/20 (f)		11,030	11,857
			16,849
Commercial Services & Supplies - 1.9%
ADS Tactical, Inc. 11% 4/1/18 (f)		1,640	1,615
American Reprographics Co. 10.5% 12/15/16		4,570	4,570
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (f)		2,915	2,893
Casella Waste Systems, Inc.:
7.75% 2/15/19		1,160	1,137
11% 7/15/14		1,510	1,586
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,352
Garda World Security Corp. 9.75% 3/15/17 (f)		2,260	2,390
International Lease Finance Corp.:
5.75% 5/15/16		12,000	12,180
5.875% 4/1/19		23,935	23,696
6.25% 5/15/19		24,025	24,475
6.75% 9/1/16 (f)		14,655	15,864
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
International Lease Finance Corp.: - continued
7.125% 9/1/18 (f)		$ 27,064	$ 30,041
8.25% 12/15/20		12,385	14,150
8.625% 9/15/15		7,985	8,843
8.625% 1/15/22		29,075	33,654
8.75% 3/15/17		18,075	20,334
The Geo Group, Inc. 7.75% 10/15/17		2,845	3,030
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,257
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		3,355	3,254
			216,321
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (f)(g)		10,580	10,874
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		680	697
Sensata Technologies BV 6.5% 5/15/19 (f)		5,310	5,496
			6,193
Industrial Conglomerates - 0.0%
Sequa Corp. 13.5% 12/1/15 pay-in-kind (f)		4,393	4,679
Machinery - 0.1%
Accuride Corp. 9.5% 8/1/18		650	670
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	2,226
Terex Corp. 10.875% 6/1/16		5,025	5,603
			8,499
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	2,417
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		4,790	4,191
8.875% 11/1/17		11,300	11,526
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		1,320	1,214
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,640
			20,988
Road & Rail - 0.3%
JSC Georgian Railway 7.75% 7/11/22 (f)		1,900	1,902
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,485	2,734
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico SA de CV: - continued
12.5% 4/1/16		$ 7,425	$ 8,390
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		3,485	3,572
Swift Services Holdings, Inc. 10% 11/15/18		9,790	10,573
Western Express, Inc. 12.5% 4/15/15 (f)		5,935	3,591
			30,762
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
6.75% 4/15/17		6,765	6,833
7.625% 4/15/20		3,030	3,091
9.75% 8/1/18		9,000	9,945
			19,869
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		5,258	4,312
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,200	2,127
			6,439
TOTAL INDUSTRIALS			424,908
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.3%
Avaya, Inc.:
9.75% 11/1/15		6,165	4,978
10.125% 11/1/15 pay-in-kind (k)		4,120	3,337
Brocade Communications Systems, Inc.:
6.625% 1/15/18		6,605	6,902
6.875% 1/15/20		2,095	2,273
Lucent Technologies, Inc.:
6.45% 3/15/29		18,705	12,719
6.5% 1/15/28		6,570	4,435
			34,644
Computers & Peripherals - 0.2%
Seagate HDD Cayman:
7% 11/1/21		6,295	6,783
7.75% 12/15/18		9,070	10,000
			16,783
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.0%
Atkore International, Inc. 9.875% 1/1/18		$ 2,155	$ 2,090
Reddy Ice Corp.:
11.25% 3/15/15		2,645	2,523
13.25% 11/1/15 (c)		3,266	751
			5,364
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	9,059
IT Services - 0.4%
Ceridian Corp.:
8.875% 7/15/19 (f)(i)		4,125	4,259
11.25% 11/15/15		5,555	5,347
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,935	3,236
7.875% 7/15/20		3,910	4,369
First Data Corp. 7.375% 6/15/19 (f)		24,130	24,673
SunGard Data Systems, Inc. 7.375% 11/15/18		4,435	4,745
Unisys Corp.:
12.5% 1/15/16		2,226	2,360
12.75% 10/15/14 (f)		201	219
			49,208
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,640	1,796
8.125% 12/15/17		3,470	3,765
Freescale Semiconductor, Inc.:
8.05% 2/1/20		4,065	4,024
10.75% 8/1/20		4,281	4,602
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		13,190	15,053
Spansion LLC 11.25% 1/15/16 (c)(f)		4,255	240
			29,480
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		870	766
TOTAL INFORMATION TECHNOLOGY			145,304
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 3.4%
Chemicals - 0.8%
Braskem America Finance Co. 7.125% 7/22/41 (f)		$ 2,325	$ 2,325
Ferro Corp. 7.875% 8/15/18		4,325	4,217
INEOS Finance PLC:
7.5% 5/1/20 (f)		3,620	3,656
8.375% 2/15/19 (f)		3,275	3,390
9% 5/15/15 (f)		2,655	2,801
INEOS Group Holdings PLC 8.5% 2/15/16 (f)		6,355	5,847
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21		4,385	4,385
LyondellBasell Industries NV:
5% 4/15/19 (f)		7,200	7,524
5.75% 4/15/24 (f)		7,200	7,677
6% 11/15/21 (f)		20,050	22,005
Momentive Performance Materials, Inc. 9% 1/15/21		14,450	10,946
NOVA Chemicals Corp. 3.8549% 11/15/13 (k)		1,690	1,688
OMNOVA Solutions, Inc. 7.875% 11/1/18		3,505	3,523
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		3,370	3,522
PolyOne Corp. 7.375% 9/15/20		1,845	1,956
Solutia, Inc.:
7.875% 3/15/20		2,180	2,551
8.75% 11/1/17		3,205	3,606
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,245	1,279
TPC Group LLC 8.25% 10/1/17		2,195	2,305
			95,203
Construction Materials - 0.6%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (f)		2,860	2,460
9.875% 4/30/19 (f)		5,015	4,488
CEMEX Finance LLC 9.5% 12/14/16 (f)		23,525	23,055
CEMEX SA de CV:
5.4697% 9/30/15 (f)(k)		12,390	11,275
9% 1/11/18 (f)		17,190	15,342
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,740	3,927
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)		5,240	5,502
			66,049
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		4,286	3,943
Berry Plastics Holding Corp. 4.3429% 9/15/14 (k)		640	627
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (k)		$ 2,700	$ 2,693
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		2,060	2,106
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	10,383
7.5% 12/15/96		3,685	3,114
Rock-Tenn Co.:
4.45% 3/1/19 (f)		1,480	1,520
4.9% 3/1/22 (f)		1,380	1,429
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)(i)		2,600	2,633
8.375% 6/15/19 (f)(i)		3,515	3,533
Silgan Holdings, Inc. 5% 4/1/20 (f)		9,600	9,792
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		4,350	4,394
			46,167
Metals & Mining - 1.3%
Aleris International, Inc.:
6% 6/1/20 (f)		33	32
9% 12/15/14 pay-in-kind (c)(k)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (f)		2,685	2,813
Edgen Murray Corp. 12.25% 1/15/15		8,130	8,008
EVRAZ Group SA:
7.4% 4/24/17 (f)		2,535	2,485
8.25% 11/10/15 (f)		7,820	8,191
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		6,325	6,357
6.375% 2/1/16 (f)		7,260	7,333
6.875% 2/1/18 (f)		21,090	21,301
6.875% 4/1/22 (f)		19,525	19,720
7% 11/1/15 (f)		9,155	9,361
8.25% 11/1/19 (f)		37,935	40,401
Metinvest BV 10.25% 5/20/15 (f)		3,170	3,107
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		2,265	1,404
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		1,135	777
Mongolian Mining Corp. 8.875% 3/29/17 (f)		4,385	4,396
MRC Global, Inc. 9.5% 12/15/16		4,320	4,666
New Gold, Inc. 7% 4/15/20 (f)		1,230	1,264
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		$ 3,435	$ 3,469
RathGibson, Inc. 11.25% 2/15/14 (c)		5,755	0
Southern Copper Corp. 6.75% 4/16/40		2,130	2,277
SunCoke Energy, Inc. 7.625% 8/1/19		1,315	1,289
Votorantim Cimentos SA 7.25% 4/5/41 (f)		3,155	3,163
			151,814
Paper & Forest Products - 0.3%
AbitibiBowater, Inc. 10.25% 10/15/18		12,998	14,428
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,299
Glatfelter 7.125% 5/1/16		550	562
NewPage Corp.:
6.7159% 5/1/49 (c)(k)		1,770	62
11.375% 12/31/14 (c)		4,775	3,080
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		5,480	1,548
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (f)		7,010	7,080
			28,059
TOTAL MATERIALS			387,292
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.2%
Alestra SA de RL de CV 11.75% 8/11/14		7,085	7,935
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,308
9% 8/15/31		3,655	3,491
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (f)		6,042	5,498
14.75% 12/1/16 (f)		3,940	3,832
Consolidated Communications Finance Co. 10.875% 6/1/20 (f)		2,395	2,455
Eileme 1 AB 14.25% 8/15/20 (f)		4,730	4,494
Eileme 2 AB 11.625% 1/31/20 (f)		9,395	9,771
Frontier Communications Corp.:
8.5% 4/15/20		12,120	12,847
8.75% 4/15/22		6,585	6,914
Level 3 Financing, Inc.:
8.125% 7/1/19		3,845	3,941
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc.: - continued
8.625% 7/15/20		$ 8,760	$ 9,176
10% 2/1/18		3,845	4,162
Sprint Capital Corp.:
6.875% 11/15/28		26,575	21,358
8.75% 3/15/32		29,406	26,759
U.S. West Communications:
6.875% 9/15/33		2,535	2,522
7.25% 9/15/25		535	587
7.25% 10/15/35		1,455	1,491
7.5% 6/15/23		460	461
Wind Acquisition Finance SA 11.75% 7/15/17 (f)		4,720	3,811
			135,813
Wireless Telecommunication Services - 2.1%
Clearwire Escrow Corp. 12% 12/1/15 (f)		9,205	8,331
Cricket Communications, Inc. 7.75% 10/15/20		7,758	7,409
Digicel Group Ltd.:
7% 2/15/20 (f)		980	943
8.25% 9/1/17 (f)		10,205	10,460
8.875% 1/15/15 (f)		34,965	35,315
9.125% 1/15/15 pay-in-kind (f)(k)		19,575	19,771
10.5% 4/15/18 (f)		34,610	36,167
12% 4/1/14 (f)		9,725	10,795
Intelsat Jackson Holdings SA:
7.25% 4/1/19		11,235	11,853
7.25% 10/15/20 (f)		15,330	16,097
7.5% 4/1/21		27,065	28,689
8.5% 11/1/19		4,220	4,684
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,933	4,080
MTS International Funding Ltd. 8.625% 6/22/20 (f)		9,355	10,735
NII Capital Corp.:
7.625% 4/1/21		8,685	7,404
8.875% 12/15/19		2,303	2,096
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		11,684	11,363
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		7,050	7,253
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		$ 3,915	$ 3,768
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		3,095	2,902
			240,115
TOTAL TELECOMMUNICATION SERVICES			375,928
UTILITIES - 2.9%
Electric Utilities - 0.3%
Aguila 3 SA 7.875% 1/31/18 (f)		2,890	2,977
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,726
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		3,784	1,324
InterGen NV 9% 6/30/17 (f)		4,155	4,072
Majapahit Holding BV:
7.75% 1/20/20 (f)		3,370	4,019
8% 8/7/19 (f)		1,805	2,166
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	3,627
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	2,000	3,153
National Power Corp. 6.875% 11/2/16 (f)		1,890	2,174
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (f)		15,215	10,384
			36,622
Gas Utilities - 0.3%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (f)		4,875	4,924
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,985	2,134
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,059
8% 3/1/32		3,550	4,604
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,386
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		14,815	10,111
			32,218
Independent Power Producers & Energy Traders - 2.2%
Atlantic Power Corp. 9% 11/15/18 (f)		9,120	9,325
Calpine Corp.:
7.5% 2/15/21 (f)		6,325	6,847
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Calpine Corp.: - continued
7.875% 7/31/20 (f)		$ 16,935	$ 18,544
7.875% 1/15/23 (f)		26,885	29,506
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (f)		9,305	10,329
Energy Future Holdings Corp.:
10% 1/15/20		11,210	12,051
10.875% 11/1/17		3,470	2,941
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		53,863	58,980
11% 10/1/21		30,866	29,863
11.75% 3/1/22 (f)		26,135	26,723
GenOn Energy, Inc.:
9.5% 10/15/18		3,080	3,045
9.875% 10/15/20		11,570	11,281
Listrindo Capital BV 6.95% 2/21/19 (f)		2,440	2,513
NRG Energy, Inc.:
7.625% 5/15/19		3,465	3,526
7.875% 5/15/21		4,075	4,106
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,880	3,708
TXU Corp.:
5.55% 11/15/14		1,860	1,335
6.5% 11/15/24		11,785	5,627
6.55% 11/15/34		30,155	13,796
			254,046
Multi-Utilities - 0.1%
Centrica PLC 4.375% 3/13/29	GBP	2,300	3,733
Puget Energy, Inc. 5.625% 7/15/22 (f)		3,690	3,842
			7,575
TOTAL UTILITIES			330,461
TOTAL NONCONVERTIBLE BONDS			4,033,408
TOTAL CORPORATE BONDS (Cost $3,833,399)			4,058,721
U.S. Government and Government Agency Obligations - 22.4%
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0.5% 5/27/15		$ 4,403	$ 4,400
0.5% 7/2/15		89,439	89,328
Federal Home Loan Bank:
0.375% 11/27/13		4,550	4,553
0.875% 8/22/12		4,890	4,895
0.875% 12/27/13		775	781
1% 6/21/17		8,670	8,681
Freddie Mac:
0.625% 12/29/14		5,867	5,890
0.75% 11/25/14		2,130	2,146
1% 7/30/14		5,053	5,115
1% 8/27/14		4,688	4,752
1.25% 5/12/17		27,800	28,181
Private Export Funding Corp. secured 4.974% 8/15/13		1,515	1,594
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		197	204
Tennessee Valley Authority:
5.25% 9/15/39		5,600	7,357
5.375% 4/1/56		7,000	9,612
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			177,489
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		10,456	11,028
U.S. Treasury Obligations - 19.7%
U.S. Treasury Bonds:
3% 5/15/42		32,905	34,540
3.125% 2/15/42		24,786	26,672
3.75% 8/15/41		46,485	56,152
4.375% 5/15/41		105,196	140,709
5.25% 2/15/29		26,473	37,377
5.375% 2/15/31		37,677	54,955
6.125% 8/15/29 (j)		14,487	22,398
7.5% 11/15/16		2,850	3,688
7.5% 11/15/24		10,690	17,289
7.625% 2/15/25		11,000	18,021
7.875% 2/15/21		6,800	10,409
8.125% 5/15/21		9,286	14,496
9.875% 11/15/15		11,595	15,229
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.125% 8/31/13		$ 68,900	$ 68,784
0.125% 12/31/13		49,608	49,478
0.25% 1/31/14		62,366	62,312
0.25% 2/28/14		62,000	61,942
0.25% 4/30/14		134,903	134,750
0.25% 5/31/14		51,462	51,402
0.25% 9/15/14		42,885	42,795
0.25% 12/15/14		10,000	9,975
0.25% 2/15/15		28,044	27,948
0.25% 5/15/15		78,115	77,792
0.375% 6/30/13		13,766	13,783
0.375% 7/31/13		34,050	34,091
0.5% 8/15/14		47,582	47,746
0.625% 7/15/14		40,964	41,204
0.625% 5/31/17		60,724	60,473
0.75% 6/15/14		15,459	15,588
0.75% 6/30/17		20,000	20,030
0.875% 11/30/16		24,887	25,144
0.875% 4/30/17		8,941	9,014
1% 9/30/16		85,787	87,154
1% 10/31/16		38,000	38,591
1% 6/30/19		126,518	125,589
1.25% 10/31/15		13,777	14,121
1.375% 11/30/15		14,493	14,923
1.75% 5/15/22		17,078	17,233
1.875% 6/30/15		17,707	18,465
1.875% 8/31/17		7,700	8,127
1.875% 9/30/17		5,400	5,699
1.875% 10/31/17		13,764	14,529
2% 2/15/22		41,294	42,717
2.125% 11/30/14		49,092	51,163
2.125% 5/31/15		4,493	4,714
2.125% 8/15/21		28,789	30,285
2.375% 8/31/14		13,000	13,568
2.375% 9/30/14		8,471	8,858
2.375% 10/31/14		49,620	51,938
2.375% 2/28/15		55,000	57,888
2.375% 7/31/17		20,000	21,608
2.375% 6/30/18		27,978	30,350
2.5% 3/31/15		58,749	62,127
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 7/31/14		$ 12,927	$ 13,537
2.625% 4/30/16		3,137	3,383
2.75% 11/30/16		10,000	10,913
3% 9/30/16		8,408	9,244
3% 2/28/17		66,584	73,617
3.125% 10/31/16		20,033	22,155
3.125% 1/31/17		30,990	34,399
3.125% 5/15/19		16,237	18,465
4.5% 5/15/17		13,745	16,222
TOTAL U.S. TREASURY OBLIGATIONS			2,227,768
Other Government Related - 1.0%
General Electric Capital Corp.:
2.125% 12/21/12 (FDIC Guaranteed) (h)		15,000	15,129
2.625% 12/28/12 (FDIC Guaranteed) (h)		5,402	5,463
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5888% 12/7/20 (NCUA Guaranteed) (k)		4,308	4,323
Series 2011-R1 Class 1A, 0.6888% 1/8/20 (NCUA Guaranteed) (k)		6,825	6,839
Series 2011-R4 Class 1A, 0.6188% 3/6/20 (NCUA Guaranteed) (k)		3,930	3,931
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,620
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,752
3% 6/12/19 (NCUA Guaranteed)		18,004	19,767
3.45% 6/12/21 (NCUA Guaranteed)		25,300	28,226
TOTAL OTHER GOVERNMENT RELATED			120,050
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,423,123)			2,536,335
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 1.4%
2.122% 10/1/35 (k)		82	85
2.172% 11/1/35 (k)		798	840
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
2.223% 11/1/33 (k)		$ 149	$ 158
2.293% 9/1/33 (k)		661	693
2.32% 6/1/36 (k)		53	57
2.384% 2/1/36 (k)		151	160
2.388% 1/1/35 (k)		371	395
2.393% 9/1/36 (k)		182	195
2.525% 3/1/33 (k)		182	194
2.609% 11/1/36 (k)		62	67
2.63% 2/1/37 (k)		712	763
2.63% 6/1/47 (k)		196	210
2.688% 7/1/35 (k)		330	353
2.763% 5/1/36 (k)		98	105
2.975% 8/1/35 (k)		1,018	1,088
2.996% 4/1/36 (k)		567	608
3.5% 1/1/26 to 9/1/26		174	186
3.5% 7/1/42 (i)		3,800	3,995
4% 6/1/42 to 7/1/42		17,525	18,915
4% 7/1/42 (i)		79,000	84,089
4% 7/1/42 (i)		18,100	19,266
4% 7/1/42 (i)		18,100	19,266
4.5% 8/1/41		928	1,009
5% 5/1/22		18	20
5.5% 5/1/15 to 4/1/21		6,326	6,882
5.984% 3/1/37 (k)		98	105
6% 6/1/16 to 10/1/38		1,009	1,106
6.5% 12/1/12 to 5/1/27		499	551
7.5% 1/1/28		33	39
TOTAL FANNIE MAE			161,400
Freddie Mac - 0.6%
2.139% 1/1/36 (k)		98	103
2.149% 3/1/35 (k)		193	200
2.2% 3/1/37 (k)		51	53
2.203% 6/1/33 (k)		416	435
2.312% 2/1/37 (k)		82	86
2.35% 7/1/35 (k)		479	511
2.357% 5/1/37 (k)		117	124
2.375% 5/1/37 (k)		84	87
2.451% 1/1/37 (k)		467	496
2.478% 6/1/37 (k)		43	45
2.492% 4/1/35 (k)		57	60
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
2.512% 2/1/36 (k)		$ 19	$ 20
2.638% 4/1/37 (k)		150	160
2.64% 10/1/35 (k)		409	435
2.651% 6/1/37 (k)		339	364
2.667% 10/1/36 (k)		512	545
2.712% 5/1/37 (k)		1,387	1,488
2.743% 5/1/37 (k)		754	807
2.795% 7/1/36 (k)		178	191
2.798% 7/1/35 (k)		348	372
2.865% 9/1/35 (k)		86	92
2.97% 4/1/37 (k)		9	9
3.446% 10/1/35 (k)		75	81
3.949% 6/1/37 (k)		84	90
4% 3/1/42 to 5/1/42		23,817	25,693
4.5% 8/1/33 to 10/1/41		6,894	7,423
5.5% 11/1/18 to 7/1/35		21,289	23,159
5.919% 8/1/37 (k)		173	180
6.5% 2/1/13 to 3/1/22		1,997	2,177
8.5% 3/1/20		3	3
TOTAL FREDDIE MAC			65,489
Ginnie Mae - 1.5%
4% 9/15/25		880	951
4.5% 3/15/25 to 6/15/25		9,837	10,677
4.515% 3/20/62 (p)		12,089	13,484
4.55% 5/20/62 (p)		21,715	24,272
4.556% 12/20/61 (p)		12,865	14,332
4.604% 3/20/62 (p)		6,272	7,019
4.626% 3/20/62 (p)		4,424	4,949
4.65% 3/20/62 (p)		3,944	4,420
4.684% 1/20/62 (p)		13,789	15,441
4.751% 12/20/60 (p)		3,434	3,817
4.804% 3/20/61 (p)		8,161	9,113
4.834% 3/20/61 (p)		14,204	15,883
5.492% 4/20/60 (p)		9,276	10,513
5.5% 2/20/60 (p)		20,089	22,362
5.612% 4/20/58 (p)		5,769	6,144
7% 9/15/25 to 8/15/31		38	43
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Ginnie Mae - continued
7.5% 2/15/22 to 8/15/28		$ 78	$ 90
8% 9/15/26 to 12/15/26		10	11
TOTAL GINNIE MAE			163,521
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $385,372)			390,410
Asset-Backed Securities - 0.0%

Clock Finance BV Series 2007-1:
Class B2, 0.9% 2/25/15 (k)	EUR	700	870
Class C2, 1.08% 2/25/15 (k)	EUR	400	492
Leek Finance PLC:
Series 17X Class A2A, 1.1953% 12/21/37 (k)	GBP	157	241
Series 18X Class BC, 1.457% 9/21/38 (k)	EUR	600	671
TOTAL ASSET-BACKED SECURITIES (Cost $2,504)			2,274
Collateralized Mortgage Obligations - 3.9%

U.S. Government Agency - 3.9%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7453% 9/25/23 (k)		1,520	1,526
Series 2010-15 Class FJ, 1.1753% 6/25/36 (k)		12,726	12,935
Series 2010-86 Class FE, 0.6953% 8/25/25 (k)		1,863	1,873
Series 2011-104 Class FK, 0.6153% 3/25/39 (k)		8,566	8,564
Series 2011-63 Class FL, 0.6453% 7/25/41 (k)		14,069	14,144
planned amortization:
Series 2005-19 Class PA, 5.5% 7/25/34		3,759	4,143
Series 2005-64 Class PX, 5.5% 6/25/35		3,696	4,129
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		61	65
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,615
Series 2003-70 Class BJ, 5% 7/25/33		890	997
Series 2004-80 Class LD, 4% 1/25/19		1,104	1,135
Series 2005-52 Class PB, 6.5% 12/25/34		587	623
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,685
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		210	226
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2004-91 Class Z, 5% 12/25/34		$ 4,774	$ 5,385
Series 2004-95 Class AN, 5.5% 1/25/25		787	828
Series 2005-117, Class JN, 4.5% 1/25/36		808	909
Series 2005-14 Class ZB, 5% 3/25/35		2,076	2,333
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	3,992
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,857
Series 2007-113 Class DB, 4.5% 12/25/22		5,060	5,628
Series 2009-14 Class EB, 4.5% 3/25/24		3,710	4,032
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	6,087
Series 2009-82 Class FD, 1.0953% 10/25/39 (k)		5,640	5,740
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		1,121	93
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		1,918	151
Series 2010-109 Class IM, 5.5% 9/25/40 (m)		8,961	1,328
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		4,899	796
Series 2010-39 Class FG, 1.1653% 3/25/36 (k)		6,925	7,065
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		3,918	306
Series 2011-67 Class AI, 4% 7/25/26 (m)		2,201	219
Federal National Mortgage Association planned amortization class Series 2011-126 Class KB, 4% 12/25/41		3,844	4,192
FHMLC Multi-class participation certificates guaranteed floater Series 3835 Class FC, 0.5918% 5/15/38 (k)		14,118	14,131
Freddie Mac:
floater:
Series 240 Class F30, 0.5418% 7/15/36 (k)		10,783	10,789
Series 2630 Class FL, 0.7418% 6/15/18 (k)		56	56
Series 2711 Class FC, 1.1418% 2/15/33 (k)		4,670	4,746
Series 3419 Class FD, 1.0118% 2/15/38 (k)		5,639	5,731
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		131	145
Series 2115 Class PE, 6% 1/15/14		19	19
Series 2376 Class JE, 5.5% 11/15/16		226	241
Series 2381 Class OG, 5.5% 11/15/16		143	152
Series 2425 Class JH, 6% 3/15/17		288	310
Series 2672 Class MG, 5% 9/15/23		3,360	3,872
Series 2684 Class FP, 0.7418% 1/15/33 (k)		7,238	7,265
Series 2695 Class DG, 4% 10/15/18		3,865	4,092
Series 2996 Class MK, 5.5% 6/15/35		366	408
Series 3737 Class GB, 4.5% 4/15/39		6,770	7,618
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		$ 370	$ 411
Series 2570 Class CU, 4.5% 7/15/17		9	9
Series 2627 Class BG, 3.25% 6/15/17		17	17
Series 2877 Class ZD, 5% 10/15/34		6,201	6,952
Series 2987 Class HE, 4.5% 6/15/20		4,420	4,702
Series 3277 Class B, 4% 2/15/22		2,800	3,057
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,622
Series 3578, Class B, 4.5% 9/15/24		3,740	4,089
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,326
Ginnie Mae Series 2012-64 Class KB 3.035% 5/20/41 (k)		2,979	3,218
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.7198% 1/20/38 (k)		603	606
Series 2007-59 Class FC, 0.7398% 7/20/37 (k)		2,223	2,240
Series 2008-73 Class FA, 1.0998% 8/20/38 (k)		3,422	3,482
Series 2008-83 Class FB, 1.1398% 9/20/38 (k)		3,344	3,404
Series 2010-14 Class QF, 0.6928% 2/16/40 (k)		12,952	13,075
Series 2010-H17 Class FA, 0.5688% 7/20/60 (k)(p)		6,519	6,438
Series 2010-H18 Class AF, 0.5413% 9/20/60 (k)(p)		6,938	6,851
Series 2010-H19 Class FG, 0.5413% 8/20/60 (k)(p)		8,693	8,584
Series 2010-H27 Series FA, 0.6213% 12/20/60 (k)(p)		2,595	2,573
Series 2011-H03 Class FA, 0.7413% 1/20/61 (k)(p)		8,547	8,529
Series 2011-H05 Class FA, 0.7413% 12/20/60 (k)(p)		4,825	4,816
Series 2011-H07 Class FA, 0.7413% 2/20/61 (k)(p)		7,820	7,804
Series 2011-H12 Class FA, 0.7313% 2/20/61 (k)(p)		10,416	10,390
Series 2011-H13 Class FA, 0.7413% 4/20/61 (k)(p)		4,311	4,302
Series 2011-H14:
Class FB, 0.7413% 5/20/61 (k)(p)		4,773	4,763
Class FC, 0.7413% 5/20/61 (k)(p)		4,874	4,864
Series 2011-H17 Class FA, 0.7713% 6/20/61 (k)(p)		6,392	6,389
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H21 Class FA, 0.8413% 10/20/61 (k)(p)		$ 7,139	$ 7,160
Series 2012-H01 Class FA, 0.9413% 11/20/61 (k)(p)		5,701	5,749
Series 2012-H03 Class FA, 0.9413% 1/20/62 (k)(p)		3,493	3,523
Series 2012-H06 Class FA, 0.8713% 1/20/62 (k)(p)		5,477	5,503
Series 2012-H07 Class FA, 0.8713% 3/20/62 (k)(p)		3,232	3,248
planned amortization Series 2011-61 Class OP, 5/20/40 (n)		4,845	4,426
planned amortization class:
Series 2010-112 Class PM 3.25% 9/20/33		1,719	1,775
Series 2010-99 Class PT, 3.5% 8/20/33		2,089	2,165
Series 2011-79 Class PO, 6/20/40 (n)		8,365	7,631
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,527
Series 2010-42 Class OP, 4/20/40 (n)		11,023	10,055
Series 2010-H13 Class JA, 5.46% 10/20/59 (p)		9,683	10,646
Series 2010-H15 Class TP, 5.15% 8/20/60 (p)		11,639	13,106
Series 2010-H17 Class XP, 5.302% 7/20/60 (p)		16,912	19,080
Series 2010-H18 Class PL, 5.01% 9/20/60 (p)		12,768	14,302
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,124	12,216
Class ZC, 5.5% 7/16/34		11,542	13,744
Government National Mortgage Association:
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		2,463	2,529
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (m)		2,667	530
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $436,612)			444,604
Commercial Mortgage Securities - 0.9%
		Principal Amount (000s)(d)	Value (000s)
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.5644% 10/22/37 (k)	GBP	1,000	$ 952
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18		3,550	3,618
sequential payer:
Series K009 Class A2, 3.808% 8/25/20		3,310	3,674
Series K006 Class A2, 4.251% 1/25/20		14,020	15,920
Series K017 Class A2, 2.873% 12/25/21		15,590	16,275
Series K705 Class A1, 1.626% 7/25/18		9,546	9,717
Series K706:
Class A1, 1.691% 6/25/18		7,302	7,440
Class A2, 2.323% 10/25/18		13,350	13,804
Series K709 Class A1, 1.56% 10/25/18		5,660	5,752
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18		12,110	12,423
Series K501 Class A2, 1.655% 11/25/16		5,440	5,550
German Residential Asset Note Distributor PLC Series 1 Class A, 0.981% 7/20/16 (k)	EUR	1,112	1,288
REC Plantation Place Ltd. Series 5 Class A, 1.2431% 7/25/16 (Reg. S) (k)	GBP	861	1,294
Skyline BV Series 2007-1 Class D, 1.547% 7/22/43 (k)	EUR	1,100	1,384
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $98,742)			99,091
Foreign Government and Government Agency Obligations - 21.8%

Arab Republic of Egypt 6.875% 4/30/40 (f)		1,425	1,226
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		12,297	8,054
0.785% 8/3/12 (k)		8,833	8,706
2.5% 12/31/38 (e)		13,225	4,265
7% 9/12/13		28,210	24,858
7% 10/3/15		30,200	22,846
Bahamian Republic 6.95% 11/20/29 (f)		3,450	4,002
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		500,000	0
value recovery B rights 1/2/21 (o)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		14,210	13,890
8.95% 1/26/18		6,220	5,730
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Brazilian Federative Republic:
7.125% 1/20/37		$ 7,325	$ 10,594
8.25% 1/20/34		5,230	8,263
8.75% 2/4/25		1,645	2,550
10.125% 5/15/27		7,345	12,468
12.25% 3/6/30		4,560	9,017
Canadian Government:
1% 2/1/14	CAD	44,750	43,939
1.5% 12/1/12	CAD	20,550	20,232
2% 6/1/16	CAD	90,500	91,544
3.25% 6/1/21	CAD	39,350	43,804
5% 6/1/37	CAD	32,550	47,772
Central Bank of Nigeria warrants 11/15/20 (a)(o)		2,750	495
City of Buenos Aires 12.5% 4/6/15 (f)		13,855	12,054
Colombian Republic:
4.375% 7/12/21		1,615	1,821
6.125% 1/18/41		3,890	5,106
7.375% 9/18/37		6,100	9,059
10.375% 1/28/33		6,730	12,013
11.75% 2/25/20		2,910	4,671
Congo Republic 3% 6/30/29 (e)		11,015	8,151
Croatia Republic:
6.25% 4/27/17 (f)		11,075	11,020
6.375% 3/24/21 (f)		5,415	5,246
6.625% 7/14/20 (f)		4,855	4,794
6.75% 11/5/19 (f)		5,885	5,944
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (f)		7,435	7,602
6.25% 7/27/21 (f)		3,640	3,713
7.4% 1/22/15 (f)		5,470	5,867
Dominican Republic:
1.2754% 8/30/24 (k)		5,813	5,232
7.5% 5/6/21 (f)		6,865	7,328
9.04% 1/23/18 (f)		3,071	3,447
El Salvador Republic:
7.375% 12/1/19 (f)		1,865	2,061
7.625% 2/1/41 (f)		2,045	2,150
7.65% 6/15/35 (Reg. S)		2,435	2,557
8.25% 4/10/32 (Reg. S)		1,435	1,600
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	2,375	3,068
European Union 3.375% 5/10/19	EUR	7,900	10,935
Finnish Government 2.75% 7/4/28	EUR	5,950	7,704
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
French Government:
OAT:
3% 4/25/22	EUR	56,150	$ 72,862
4.5% 4/25/41	EUR	8,535	12,579
2.5% 7/25/16	EUR	13,350	17,758
4% 4/25/18	EUR	19,000	27,012
4% 4/25/55	EUR	5,750	7,891
Gabonese Republic 8.2% 12/12/17 (f)		2,000	2,375
Georgia Republic 6.875% 4/12/21 (f)		6,670	7,104
German Federal Republic:
0.75% 2/24/17	EUR	62,100	79,157
1.75% 6/14/13	EUR	18,150	23,337
2.5% 2/27/15	EUR	64,600	86,733
3.25% 7/4/21	EUR	64,615	94,309
3.25% 7/4/42	EUR	15,105	22,866
Ghana Republic:
8.5% 10/4/17 (f)		3,040	3,374
14.25% 7/29/13	GHS	3,400	1,629
14.99% 3/11/13	GHS	9,468	4,669
15.65% 6/3/13	GHS	1,965	962
Government of Bermuda 4.138% 1/3/23 (f)		1,990	2,020
Guatemalan Republic 5.75% 6/6/22 (f)		2,860	2,960
Hungarian Republic:
4.75% 2/3/15		15,585	14,962
7.625% 3/29/41		8,835	8,658
Indonesian Republic:
4.875% 5/5/21 (f)		7,605	8,270
5.25% 1/17/42 (f)		6,585	6,873
5.875% 3/13/20 (f)		7,290	8,365
6.625% 2/17/37 (f)		5,025	6,206
6.875% 1/17/18 (f)		4,330	5,120
7.75% 1/17/38 (f)		7,700	10,607
8.5% 10/12/35 (Reg. S)		7,615	11,118
11.625% 3/4/19 (f)		8,270	12,136
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		12,935	11,189
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		26,802	35,105
5.5% 12/4/23		12,355	16,260
Italian Republic:
4% 2/1/17	EUR	47,000	57,554
4.25% 8/1/14	EUR	48,000	61,250
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Italian Republic: - continued
4.25% 3/1/20	EUR	35,500	$ 41,587
5% 3/1/22	EUR	52,000	62,783
5% 9/1/40	EUR	24,675	26,219
Japan Government:
0.2% 7/15/12	JPY	2,949,400	36,898
1.1% 6/20/20	JPY	6,300,000	82,000
1.8% 6/20/18	JPY	4,455,000	60,564
1.9% 9/20/30	JPY	3,730,000	48,906
2% 9/20/40	JPY	1,100,000	14,115
Jordanian Kingdom 3.875% 11/12/15		2,235	2,168
Latvian Republic 5.25% 2/22/17 (f)		5,530	5,730
Lebanese Republic:
4% 12/31/17		11,561	11,330
5.15% 11/12/18		1,425	1,407
Lithuanian Republic:
6.125% 3/9/21 (f)		5,290	5,806
6.625% 2/1/22 (f)		3,795	4,345
7.375% 2/11/20 (f)		5,755	6,820
Peruvian Republic:
3% 3/7/27 (e)		5,671	5,444
5.625% 11/18/50		4,140	5,040
7.35% 7/21/25		2,825	3,955
8.75% 11/21/33		7,650	12,565
Philippine Republic:
7.5% 9/25/24		1,095	1,454
7.75% 1/14/31		5,875	8,357
9.5% 2/2/30		7,205	11,681
9.875% 1/15/19		2,590	3,665
10.625% 3/16/25		5,865	9,707
Polish Government:
5% 3/23/22		2,690	2,939
6.375% 7/15/19		6,950	8,201
Provincia de Cordoba 12.375% 8/17/17 (f)		8,570	5,056
Republic of Iceland 5.875% 5/11/22 (f)		4,145	4,073
Republic of Iraq 5.8% 1/15/28 (Reg. S)		13,970	11,525
Republic of Namibia 5.5% 11/3/21 (f)		3,650	3,790
Republic of Nigeria:
0% 3/7/13	NGN	207,000	1,134
6.75% 1/28/21 (f)		2,705	2,921
Republic of Senegal 8.75% 5/13/21 (f)		1,445	1,590
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Republic of Serbia 6.75% 11/1/24 (f)		$ 28,054	$ 26,862
Romanian Republic 6.75% 2/7/22 (f)		7,082	7,401
Russian Federation:
3.25% 4/4/17 (f)		4,200	4,221
4.5% 4/4/22 (f)		4,000	4,195
5.625% 4/4/42 (f)		6,400	6,840
7.5% 3/31/30 (Reg. S)		49,190	58,968
11% 7/24/18 (Reg. S)		2,690	3,766
12.75% 6/24/28 (Reg. S)		14,030	25,254
Slovakia Republic 4.375% 5/21/22 (f)		4,165	4,061
State of Qatar 5.75% 1/20/42 (f)		3,530	4,174
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		1,495	1,536
Turkish Republic:
0% 5/15/13	TRY	6,415	3,293
5.125% 3/25/22		3,795	3,961
5.625% 3/30/21		4,440	4,851
6% 1/14/41		5,940	6,252
6.25% 9/26/22		4,590	5,193
6.75% 4/3/18		6,910	7,938
6.75% 5/30/40		5,740	6,687
6.875% 3/17/36		12,320	14,523
7% 9/26/16		7,190	8,132
7.25% 3/15/15		7,380	8,136
7.25% 3/5/38		8,050	9,912
7.375% 2/5/25		11,505	14,266
7.5% 7/14/17		7,820	9,149
7.5% 11/7/19		5,465	6,620
8% 2/14/34		2,075	2,742
11.875% 1/15/30		5,715	10,123
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		6,750	5,670
Ukraine Government:
6.25% 6/17/16 (f)		4,495	4,029
6.75% 11/14/17 (f)		2,525	2,241
7.65% 6/11/13 (f)		11,420	11,220
7.75% 9/23/20 (f)		3,430	3,096
7.95% 2/23/21 (f)		3,575	3,271
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,416
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	44,400	72,633
4.25% 12/7/40	GBP	39,575	76,316
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
United Kingdom, Great Britain and Northern Ireland: - continued
4.5% 3/7/13	GBP	14,250	$ 22,954
United Mexican States:
4.75% 3/8/44		2,766	2,973
5.125% 1/15/20		6,198	7,264
5.75% 10/12/2110		6,256	7,147
6.05% 1/11/40		12,210	15,690
6.75% 9/27/34		10,355	14,083
7.5% 4/8/33		2,770	4,037
8.3% 8/15/31		2,600	4,024
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		5,795	8,432
8% 11/18/22		4,763	6,703
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		97,601	2,855
6% 12/9/20		4,800	3,264
7% 3/31/38		4,180	2,717
7.75% 10/13/19 (Reg. S)		7,025	5,409
8.5% 10/8/14		5,855	5,782
9% 5/7/23 (Reg. S)		19,535	15,042
9.25% 9/15/27		12,155	9,906
9.25% 5/7/28 (Reg. S)		6,930	5,249
9.375% 1/13/34		6,605	5,053
10.75% 9/19/13		7,553	7,742
11.75% 10/21/26 (Reg. S)		10,915	9,632
11.95% 8/5/31 (Reg. S)		17,470	15,461
12.75% 8/23/22		22,615	21,710
13.625% 8/15/18		4,940	5,014
Vietnamese Socialist Republic:
1.5567% 3/12/16 (k)		4,495	4,000
4% 3/12/28 (e)		15,100	12,231
6.875% 1/15/16 (f)		6,695	7,113
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,343,673)			2,465,878
Common Stocks - 0.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc.	122,400	$ 1,842
Automobiles - 0.0%
General Motors Co. (a)	6,679	132
General Motors Co.:
warrants 7/10/16 (a)	133,743	1,474
warrants 7/10/19 (a)	133,743	907
Motors Liquidation Co. GUC Trust (a)	36,934	452
		2,965
Hotels, Restaurants & Leisure - 0.1%
Station Holdco LLC (a)(q)(s)	4,989,172	6,161
Station Holdco LLC warrants 6/15/18 (a)(q)(s)	198,954	10
		6,171
Media - 0.0%
Haights Cross Communications, Inc. (a)	8,267	61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	4
HMH Holdings, Inc. warrants 6/22/19 (a)(s)	32,078	62
HMH Holdings, Inc. warrants 3/9/17 (a)(s)	636,272	0
RDA Holding Co. warrants 2/19/14 (a)(s)	9,559	0
		127
TOTAL CONSUMER DISCRETIONARY		11,105
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	142,776	0
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.0%
Delta Air Lines, Inc. (a)	20,500	224
Building Products - 0.1%
Nortek, Inc. (a)	266,722	13,347
Nortek, Inc. warrants 12/7/14 (a)	7,154	36
		13,383
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	$ 0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	487
Class B (a)	2,029	162
		649
Transportation Infrastructure - 0.1%
DeepOcean Group Holding A/S (a)(f)	406,682	5,441
TOTAL INDUSTRIALS		19,704
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	49,030	467
Spansion, Inc. Class A (a)	7,866	86
		553
MATERIALS - 0.1%
Chemicals - 0.1%
Chemtura Corp. (a)	112,703	1,634
LyondellBasell Industries NV Class A	186,249	7,500
Tronox Ltd. Class A	16,192	1,955
		11,089
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	4,139	226
Metals & Mining - 0.0%
Aleris International, Inc. (a)(s)	38,307	1,796
TOTAL MATERIALS		13,111
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	194
TOTAL COMMON STOCKS (Cost $62,057)		44,667
Preferred Stocks - 0.4%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	208,600	$ 6,926
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	4,000	4,152
TOTAL CONSUMER DISCRETIONARY		11,078
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	57,438	410
TOTAL CONVERTIBLE PREFERRED STOCKS		11,488
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	32,379	28,655
TOTAL PREFERRED STOCKS (Cost $35,133)		40,143
Floating Rate Loans - 4.2%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.1%
ServiceMaster Co.:
term loan 2.7902% 7/24/14 (k)		$ 6,144	6,068
Tranche DD, term loan 2.75% 7/24/14 (k)		633	625
			6,693
Hotels, Restaurants & Leisure - 0.0%
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4952% 1/28/18 (k)		3,600	3,186
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)		288	244
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (k)		900	887
Wok Acquisition Corp. Tranche B, term loan 6/22/19 (k)		1,185	1,188
			5,505
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (k)		$ 1,445	$ 1,452
Media - 0.1%
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (k)		3,830	3,811
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (k)		1,400	1,388
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	9	9
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)		6,977	6,175
			11,383
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (k)		19,675	19,577
Michaels Stores, Inc. Tranche B1, term loan 2.75% 10/31/13 (k)		11,459	11,430
			31,007
TOTAL CONSUMER DISCRETIONARY			56,040
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (k)		2,365	2,371
Tranche B 1LN, term loan 6.2657% 2/21/18 (k)		416	415
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (k)		1,771	1,753
U.S. Foodservice term loan 5.75% 3/31/17 (k)		8,088	7,724
			12,263
Personal Products - 0.0%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (k)		2,391	2,400
Revlon Consumer Products Corp. term loan 4.7525% 11/19/17 (k)		4,653	4,624
			7,024
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (k)		8,176	8,216
TOTAL CONSUMER STAPLES			27,503
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)		$ 3,250	$ 3,185
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (k)		4,860	4,805
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)		6,060	6,090
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (k)		11,050	10,829
			24,909
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (k)		16,795	16,859
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)		3,816	3,816
			20,675
Insurance - 0.3%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (k)		13,649	13,599
Tranche 2nd LN, term loan 9% 5/24/19 (k)		8,175	8,339
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (k)		9,815	10,257
			32,195
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (k)		359	335
Credit-Linked Deposit 4.4913% 10/10/16 (k)		683	645
term loan 4.4908% 10/10/16 (k)		9,812	9,272
			10,252
TOTAL FINANCIALS			63,122
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
DaVita, Inc. Tranche A, term loan 2.75% 10/20/15 (k)		7,000	6,948
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (k)		12,482	12,373
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (k)		8,148	8,005
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (k)		2,505	2,505
			29,831
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (k)		$ 12,771	$ 12,851
TOTAL HEALTH CARE			42,682
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)		1,719	1,719
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.22% 12/31/18 (k)		8,780	8,297
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)		12,076	11,714
US Airways Group, Inc. term loan 2.7453% 3/23/14 (k)		10,208	9,698
			29,709
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (k)		2,065	2,080
Commercial Services & Supplies - 0.1%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (k)		1,095	1,099
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)		4,658	4,670
			5,769
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)		15,218	14,343
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (k)		1,064	1,058
Industrial Conglomerates - 0.1%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)		8,873	8,851
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (k)		4,945	4,963
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (k)		$ 638	$ 636
Tranche D, term loan 5/13/14 (r)		1,123	1,119
			1,755
TOTAL INDUSTRIALS			70,247
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (k)		12,648	12,395
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (k)		2,574	2,491
Flextronics International Ltd.:
Tranche B A1, term loan 2.4953% 10/1/14 (k)		963	949
Tranche B A2, term loan 2.4953% 10/1/14 (k)		2,070	2,039
Tranche B A3, term loan 2.4888% 10/1/14 (k)		2,414	2,378
Tranche B-A, term loan 2.4891% 10/1/14 (k)		3,353	3,302
			11,159
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV:
term loan 4.5% 3/4/17 (k)		5,861	5,788
Tranche A 2LN, term loan 5.5% 3/4/17 (k)		7,057	7,074
Tranche A6, term loan 5.25% 3/19/19 (k)		15,127	15,127
			27,989
Software - 0.2%
Kronos, Inc.:
Tranche B 1LN, term loan 5.2106% 6/11/17 (k)		8,534	8,534
Tranche B 2LN, term loan 10.4606% 6/11/18 (k)		1,790	1,790
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (k)		10,205	10,256
			20,580
TOTAL INFORMATION TECHNOLOGY			72,123
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.1%
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (k)		$ 7,481	$ 7,332
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (k)		913	920
			8,252
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)		7,882	7,823
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (k)		1,581	1,581
			9,404
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (k)		1,392	1,365
TOTAL MATERIALS			19,021
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (k)		4,950	4,870
Intelsat Jackson Holdings SA:
term loan 3.2408% 2/1/14 (k)		7,335	7,115
Tranche B, term loan 5.25% 4/2/18 (k)		11,077	11,077
			23,062
UTILITIES - 0.7%
Electric Utilities - 0.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7408% 10/10/17 (k)		81,866	48,813
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B, term loan 6.5% 4/24/18 (k)		2,650	2,677
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (k)		7,834	7,785
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
LSP Madison Funding LLC Tranche 1LN, term loan 6/28/19 (k)		$ 5,830	$ 5,743
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)		8,987	8,987
			22,515
TOTAL UTILITIES			74,005
TOTAL FLOATING RATE LOANS (Cost $481,106)			472,714
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)		5,622	5,256
Goldman Sachs 1.25% 12/14/19 (k)		5,152	4,817
1.25% 12/14/19 (k)		381	356
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $9,641)			10,429
Fixed-Income Funds - 0.7%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $54,907)	806,740	81,876
Preferred Securities - 0.2%
	Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 5,310	5,708
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(k)	2,035	2,286
Preferred Securities - continued
	Principal Amount (000s)(d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
Bank of America Corp.:
8% (g)(k)	$ 6,320	$ 6,817
8.125% (g)(k)	4,295	4,544
		11,361
TOTAL FINANCIALS		13,647
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	7,940	7,893
TOTAL PREFERRED SECURITIES (Cost $23,813)		27,248
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.17% (b) (Cost $716,588)	716,588,022	716,588
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 6/29/12 due 7/2/12 (Collateralized by U.S. Treasury Obligations) # (Cost $5,130)	$ 5,130	$ 5,130
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $10,961,800)		11,396,108
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(87,143)
NET ASSETS - 100%		$ 11,308,965
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 7/1/42	$ (3,800)	(3,995)
4% 7/1/42	(18,100)	(19,266)
4% 7/1/42	(18,100)	(19,266)
4% 7/1/42	(79,000)	(84,088)
TOTAL TBA SALE COMMITMENTS (Proceeds $126,209)		$ (126,615)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
488 CBOT 10-Year U.S. Treasury Note Contracts	Sept. 2012	$ 65,087	$ 469
621 CBOT 2-Year U.S. Treasury Note Contracts	Sept. 2012	136,736	(21)
83 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2012	12,281	102
TOTAL TREASURY CONTRACTS		$ 214,104	$ 550

The face value of futures purchased as a percentage of net assets is 1.9%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	$ 2,400	$ 38
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,966,145,000 or 17.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $20,592,000 or 0.2% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,031,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(r) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,123,000 and $1,119,000, respectively. The coupon rate will be determined at time of settlement.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,029,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 185
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 62
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,268
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,130,000 due 7/02/12 at 0.15%
Barclays Capital, Inc.	$ 1,437
Merrill Lynch, Pierce, Fenner & Smith, Inc.	992
RBS Securities, Inc.	2,701
$ 5,130
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 395
Fidelity Floating Rate Central Fund	3,175
Total	$ 3,570
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 123,932	$ -	$ 45,778	$ 81,876	5.7%
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,183	$ 11,733	$ 4,152	$ 6,298
Consumer Staples	410	-	-	410
Financials	28,655	-	28,655	-
Industrials	19,704	13,571	-	6,133
Information Technology	553	553	-	-
Materials	13,111	11,315	1,796	-
Utilities	194	194	-	-
Corporate Bonds	4,058,721	-	4,058,150	571
U.S. Government and Government Agency Obligations	2,536,335	-	2,536,335	-
U.S. Government Agency - Mortgage Securities	390,410	-	390,410	-
Asset-Backed Securities	2,274	-	2,274	-
Collateralized Mortgage Obligations	444,604	-	444,604	-
Commercial Mortgage Securities	99,091	-	99,091	-
Foreign Government and Government Agency Obligations	2,465,878	-	2,465,878	-
Floating Rate Loans	472,714	-	472,705	9
Sovereign Loan Participations	10,429	-	-	10,429
Fixed-Income Funds	81,876	81,876	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Preferred Securities	$ 27,248	$ -	$ 27,248	$ -
Other	-	-	-	-
Money Market Funds	716,588	716,588	-	-
Cash Equivalents	5,130	-	5,130	-
Total Investments in Securities:	$ 11,396,108	$ 835,830	$ 10,536,428	$ 23,850
Derivative Instruments:
Assets
Futures Contracts	$ 571	$ 571	$ -	$ -
Swap Agreements	38	-	38	-
Total Assets	$ 609	$ 571	$ 38	$ -
Liabilities
Futures Contracts	$ (21)	$ (21)	$ -	$ -
Total Derivative Instruments:	$ 588	$ 550	$ 38	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (126,615)	$ -	$ (126,615)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 571	$ (21)
Swap Agreements (b)	38	-
Total Interest Rate Risk	$ 609	$ (21)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	66.9%
Germany	2.8%
Canada	2.7%
United Kingdom	2.5%
Italy	2.2%
Venezuela	2.2%
Japan	2.0%
Netherlands	1.3%
Bermuda	1.3%
Turkey	1.3%
France	1.2%
Luxembourg	1.1%
Australia	1.1%
Mexico	1.0%
Argentina	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $5,130) - See accompanying schedule: Unaffiliated issuers (cost $10,190,305)	$ 10,597,644
Fidelity Central Funds (cost $771,495)	798,464
Total Investments (cost $10,961,800)		$ 11,396,108
Cash		10
Receivable for investments sold, regular delivery		187,993
Receivable for TBA sale commitments		126,209
Receivable for fund shares sold		20,142
Dividends receivable		54
Interest receivable		131,885
Distributions receivable from Fidelity Central Funds		538
Swap agreements, at value		38
Total assets		11,862,977

Liabilities
Payable for investments purchased Regular delivery	$ 257,700
Delayed delivery	136,494
TBA sale commitments, at value	126,615
Payable for fund shares redeemed	15,420
Distributions payable	7,168
Accrued management fee	5,256
Distribution and service plan fees payable	3,211
Payable for daily variation margin on futures contracts	442
Other affiliated payables	1,469
Other payables and accrued expenses	237
Total liabilities		554,012

Net Assets		$ 11,308,965
Net Assets consist of:
Paid in capital		$ 10,808,331
Undistributed net investment income		91,294
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,774)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		432,114
Net Assets		$ 11,308,965

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,182,831 ÷ 418,895 shares)	$ 12.37

Maximum offering price per share (100/96.00 of $12.37)	$ 12.89
Class T: Net Asset Value and redemption price per share ($1,485,104 ÷ 120,090 shares)	$ 12.37

Maximum offering price per share (100/96.00 of $12.37)	$ 12.89
Class B: Net Asset Value and offering price per share ($220,024 ÷ 17,731 shares)A	$ 12.41

Class C: Net Asset Value and offering price per share ($2,029,455 ÷ 164,403 shares)A	$ 12.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,391,551 ÷ 191,035 shares)	$ 12.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 1,550
Interest		265,766
Income from Fidelity Central Funds		3,570
Total income		270,886

Expenses
Management fee	$ 30,499
Transfer agent fees	7,859
Distribution and service plan fees	18,930
Accounting and security lending fees	803
Custodian fees and expenses	182
Independent trustees' compensation	18
Registration fees	362
Audit	59
Legal	23
Miscellaneous	57
Total expenses before reductions	58,792
Expense reductions	(1)	58,791
Net investment income (loss)		212,095
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,291
Fidelity Central Funds	14,774
Foreign currency transactions	(290)
Futures contracts	1,736
Swap agreements	37
Total net realized gain (loss)		35,548
Change in net unrealized appreciation (depreciation) on: Investment securities	210,608
Assets and liabilities in foreign currencies	(6)
Futures contracts	404
Swap agreements	38
Delayed delivery commitments	(404)
Total change in net unrealized appreciation (depreciation)		210,640
Net gain (loss)		246,188
Net increase (decrease) in net assets resulting from operations		$ 458,283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 212,095	$ 400,169
Net realized gain (loss)	35,548	197,810
Change in net unrealized appreciation (depreciation)	210,640	(203,634)
Net increase (decrease) in net assets resulting from operations	458,283	394,345
Distributions to shareholders from net investment income	(192,868)	(430,975)
Distributions to shareholders from net realized gain	(10,254)	(225,437)
Total distributions	(203,122)	(656,412)
Share transactions - net increase (decrease)	957,289	1,221,796
Total increase (decrease) in net assets	1,212,450	959,729

Net Assets
Beginning of period	10,096,515	9,136,786
End of period (including undistributed net investment income of $91,294 and undistributed net investment income of $72,067, respectively)	$ 11,308,965	$ 10,096,515

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 12.38	$ 12.13	$ 9.77	$ 11.62	$ 11.76
Income from Investment Operations
Net investment income (loss) E	.249	.536	.622	.681	.600	.616
Net realized and unrealized gain (loss)	.290	.009 H	.500	2.345	(1.826)	(.019)
Total from investment operations	.539	.545	1.122	3.026	(1.226)	.597
Distributions from net investment income	(.227)	(.572)	(.582)	(.566)	(.554)	(.607)
Distributions from net realized gain	(.012)	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.239)	(.855)	(.872)	(.666)	(.624)	(.737)
Net asset value, end of period	$ 12.37	$ 12.07	$ 12.38	$ 12.13	$ 9.77	$ 11.62
Total Return B,C,D	4.49%	4.47%	9.48%	31.74%	(10.98)%	5.22%
Ratios to Average Net Assets F,I
Expenses before reductions	.99% A	.99%	.99%	1.01%	1.02%	1.01%
Expenses net of fee waivers, if any	.99% A	.99%	.99%	1.01%	1.02%	1.01%
Expenses net of all reductions	.99% A	.99%	.99%	1.01%	1.02%	1.01%
Net investment income (loss)	4.06% A	4.29%	5.00%	6.14%	5.49%	5.27%
Supplemental Data
Net assets, end of period (in millions)	$ 5,183	$ 4,746	$ 4,169	$ 3,725	$ 2,174	$ 1,931
Portfolio turnover rate G	139% A	221%	207%	202%	255%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 12.38	$ 12.12	$ 9.77	$ 11.62	$ 11.76
Income from Investment Operations
Net investment income (loss) E	.249	.536	.621	.675	.607	.620
Net realized and unrealized gain (loss)	.290	.009 H	.511	2.341	(1.832)	(.021)
Total from investment operations	.539	.545	1.132	3.016	(1.225)	.599
Distributions from net investment income	(.227)	(.572)	(.582)	(.566)	(.555)	(.609)
Distributions from net realized gain	(.012)	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.239)	(.855)	(.872)	(.666)	(.625)	(.739)
Net asset value, end of period	$ 12.37	$ 12.07	$ 12.38	$ 12.12	$ 9.77	$ 11.62
Total Return B,C,D	4.49%	4.48%	9.57%	31.64%	(10.97)%	5.24%
Ratios to Average Net Assets F,I
Expenses before reductions	.99%A	.98%	.99%	1.01%	1.01%	.99%
Expenses net of fee waivers, if any	.99% A	.98%	.99%	1.01%	1.01%	.99%
Expenses net of all reductions	.99% A	.98%	.99%	1.01%	1.01%	.99%
Net investment income (loss)	4.06% A	4.29%	5.00%	6.14%	5.50%	5.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,485	$ 1,471	$ 1,571	$ 1,579	$ 1,337	$ 1,983
Portfolio turnover rate G	139% A	221%	207%	202%	255%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 12.42	$ 12.16	$ 9.80	$ 11.65	$ 11.79
Income from Investment Operations
Net investment income (loss) E	.206	.449	.535	.600	.525	.533
Net realized and unrealized gain (loss)	.290	.007 H	.509	2.348	(1.831)	(.022)
Total from investment operations	.496	.456	1.044	2.948	(1.306)	.511
Distributions from net investment income	(.184)	(.483)	(.494)	(.488)	(.474)	(.521)
Distributions from net realized gain	(.012)	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.196)	(.766)	(.784)	(.588)	(.544)	(.651)
Net asset value, end of period	$ 12.41	$ 12.11	$ 12.42	$ 12.16	$ 9.80	$ 11.65
Total Return B,C,D	4.11%	3.72%	8.77%	30.72%	(11.60)%	4.44%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A	1.69%	1.70%	1.72%	1.76%	1.74%
Expenses net of fee waivers, if any	1.70% A	1.69%	1.70%	1.72%	1.75%	1.74%
Expenses net of all reductions	1.70% A	1.69%	1.70%	1.72%	1.75%	1.74%
Net investment income (loss)	3.35% A	3.59%	4.30%	5.43%	4.76%	4.54%
Supplemental Data
Net assets, end of period (in millions)	$ 220	$ 244	$ 307	$ 348	$ 267	$ 335
Portfolio turnover rate G	139% A	221%	207%	202%	255%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 12.36	$ 12.10	$ 9.76	$ 11.60	$ 11.74
Income from Investment Operations
Net investment income (loss) E	.202	.441	.528	.597	.517	.526
Net realized and unrealized gain (loss)	.281	.010 H	.512	2.327	(1.817)	(.020)
Total from investment operations	.483	.451	1.040	2.924	(1.300)	.506
Distributions from net investment income	(.181)	(.478)	(.490)	(.484)	(.470)	(.516)
Distributions from net realized gain	(.012)	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.193)	(.761)	(.780)	(.584)	(.540)	(.646)
Net asset value, end of period	$ 12.34	$ 12.05	$ 12.36	$ 12.10	$ 9.76	$ 11.60
Total Return B,C,D	4.02%	3.71%	8.77%	30.60%	(11.59)%	4.42%
Ratios to Average Net Assets F,I
Expenses before reductions	1.75% A	1.74%	1.74%	1.75%	1.79%	1.78%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.74%	1.75%	1.79%	1.78%
Expenses net of all reductions	1.75% A	1.74%	1.74%	1.75%	1.79%	1.78%
Net investment income (loss)	3.31% A	3.54%	4.26%	5.40%	4.72%	4.50%
Supplemental Data
Net assets, end of period (in millions)	$ 2,029	$ 1,824	$ 1,609	$ 1,336	$ 800	$ 866
Portfolio turnover rate G	139% A	221%	207%	202%	255%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 12.52	$ 12.25	$ 9.87	$ 11.72	$ 11.86
Income from Investment Operations
Net investment income (loss) D	.266	.570	.657	.710	.635	.652
Net realized and unrealized gain (loss)	.298	.003 G	.514	2.361	(1.835)	(.027)
Total from investment operations	.564	.573	1.171	3.071	(1.200)	.625
Distributions from net investment income	(.242)	(.600)	(.611)	(.591)	(.580)	(.635)
Distributions from net realized gain	(.012)	(.283)	(.290)	(.100)	(.070)	(.130)
Total distributions	(.254)	(.883)	(.901)	(.691)	(.650)	(.765)
Net asset value, end of period	$ 12.52	$ 12.21	$ 12.52	$ 12.25	$ 9.87	$ 11.72
Total Return B,C	4.64%	4.66%	9.80%	31.92%	(10.67)%	5.42%
Ratios to Average Net Assets E,H
Expenses before reductions	.76% A	.76%	.76%	.78%	.78%	.77%
Expenses net of fee waivers, if any	.76% A	.76%	.76%	.78%	.78%	.77%
Expenses net of all reductions	.76% A	.76%	.76%	.78%	.78%	.76%
Net investment income (loss)	4.30% A	4.52%	5.23%	6.37%	5.73%	5.52%
Supplemental Data
Net assets, end of period (in millions)	$ 2,392	$ 1,812	$ 1,481	$ 1,156	$ 750	$ 889
Portfolio turnover rate F	139% A	221%	207%	202%	255%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships, deferred trustee compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 673,768
Gross unrealized depreciation	(194,216)
Net unrealized appreciation (depreciation) on securities and other investments	$ 479,552

Tax cost	$ 10,916,556

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Repurchase Agreements - continued

The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage

Semiannual Report

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange traded futures contracts are not

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 1,736	$ 404
Swap Agreements	37	38
Totals (a)	$ 1,773	$ 442

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,819,380 and $3,307,920, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,306	$ 105
Class T	-%	.25%	1,863	27
Class B	.65%	.25%	1,052	762
Class C	.75%	.25%	9,709	2,142
			$ 18,930	$ 3,036

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 520
Class T	101
Class B*	191
Class C*	125
$ 937

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,547.14
Class T	1,044.14
Class B	234.20
Class C	1,384.14
Institutional Class	1,650.16
	$ 7,859

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

9. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $87.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $23,122. The weighted average interest rate was .66%. The interest expense amounted to four hundred twenty four dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Class A	$ 93,110	$ 205,948
Class T	27,539	68,991
Class B	3,482	10,324
Class C	28,596	66,420
Institutional Class	40,141	79,292
Total	$ 192,868	$ 430,975

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Distributions to Shareholders - continued

	Six months ended June 30, 2012	Year ended December 31, 2011
From net realized gain
Class A	$ 4,853	$ 105,689
Class T	1,456	33,932
Class B	237	5,842
Class C	1,850	40,648
Institutional Class	1,858	39,326
Total	$ 10,254	$ 225,437

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Class A
Shares sold	73,167	126,923	$ 900,876	$ 1,585,126
Reinvestment of distributions	6,087	20,017	75,198	246,096
Shares redeemed	(53,461)	(90,489)	(658,330)	(1,129,354)
Net increase (decrease)	25,793	56,451	$ 317,744	$ 701,868
Class T
Shares sold	12,372	25,003	$ 152,294	$ 311,991
Reinvestment of distributions	1,941	6,988	23,975	85,992
Shares redeemed	(16,094)	(36,994)	(198,170)	(461,831)
Net increase (decrease)	(1,781)	(5,003)	$ (21,901)	$ (63,848)
Class B
Shares sold	555	1,555	$ 6,846	$ 19,480
Reinvestment of distributions	230	1,018	2,853	12,558
Shares redeemed	(3,187)	(7,166)	(39,378)	(89,747)
Net increase (decrease)	(2,402)	(4,593)	$ (29,679)	$ (57,709)
Class C
Shares sold	25,035	44,256	$ 307,671	$ 551,111
Reinvestment of distributions	1,867	6,683	23,012	81,884
Shares redeemed	(13,932)	(29,665)	(171,115)	(369,130)
Net increase (decrease)	12,970	21,274	$ 159,568	$ 263,865

Semiannual Report

13. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Institutional Class
Shares sold	63,393	67,033	$ 789,371	$ 846,232
Reinvestment of distributions	2,479	6,936	30,987	86,262
Shares redeemed	(23,179)	(43,944)	(288,801)	(554,874)
Net increase (decrease)	42,693	30,025	$ 531,557	$ 377,620

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

15. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SII-USAN-0812
1.787776.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 24, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 24, 2012